Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Charles Street Trust
Entity Central Index Key	0000354046
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Fidelity Advisor Asset Manager 40% - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 40%
Class Name	Fidelity Advisor Asset Manager® 40% Class Z
Trading Symbol	FIKYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Asset Manager® 40% for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 52	0.47%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•      For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•      Within this environment, asset class positioning contributed to the Funds' performance versus the Composite indexes, whereas security selection detracted.
•      The portfolios' core equity allocation strategy contributed to relative returns, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added value, as did a small, out-of-benchmark allocation to real estate investment trusts. In contrast, modest non-index exposure to commodity-related securities weighed on the portfolios' relative results.
•      The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk fixed income categories was advantageous.
•      In terms of security selection, picks among U.S. equities pressured relative performance the past year. Subpar investment choices in the information technology sector - particularly among software & services companies - detracted the most.
•      Stock selection among international developed-market stocks, on the other hand, aided the Funds' relative returns. Picks in Japan and the U.K., along with favorable overall positioning in continental European markets, helped the most. Conversely, a notable underweight in the Asia Pacific ex Japan region and positioning in Canada modestly detracted.
•      Security selection among investment-grade bonds also added value. Corporate bonds issued by banks, real estate investment trusts and insurance companies, along with long-term government-agency mortgage-backed securities, was beneficial.
•      As of September 30, the Funds were overweight U.S. stocks, slightly underweight international developed-market equities and marginally overweight emerging-markets stocks. Exposure to investment-grade bonds and cash remained below the portfolios' target weightings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through September 30, 2024. Initial investment of $10,000. Class Z $10,000 $10,434 $11,420 $12,961 $10,996 $11,864 $14,034 Fidelity Asset Manager 40% Composite Index℠ $10,000 $10,611 $11,506 $12,752 $10,886 $11,879 $14,047 Bloomberg U.S. Aggregate Bond Index $10,000 $11,027 $11,797 $11,692 $9,985 $10,049 $11,212 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 18.29% 6.11% 5.81% Fidelity Asset Manager 40% Composite Index℠ 18.25% 5.77% 5.83% Bloomberg U.S. Aggregate Bond Index 11.57% 0.33% 1.92% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,315,956,692
Holdings Count | shares	28
Advisory Fees Paid, Amount	$ 9,837,030
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,315,956,692
Number of Holdings	28
Total Advisory Fee	$9,837,030
Portfolio Turnover	13%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 25.3 AAA 3.9 AA 0.2 A 2.8 BBB 8.5 BB 1.3 B 1.1 CCC,CC,C 0.2 D 0.0 Not Rated 2.0 Equities 49.5 Short-Term Investments and Net Other Assets (Liabilities) 5.2 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Equities 49.0 Bonds 45.8 Short-Term Investments and Net Other Assets (Liabilities) 5.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 13.5 US Treasury Bonds 4.7 Fannie Mae Mortgage pass-thru certificates 2.3 Microsoft Corp 2.1 Ginnie Mae II Pool 1.9 Freddie Mac Gold Pool 1.7 Apple Inc 1.4 NVIDIA Corp 1.4 Fidelity Hedged Equity ETF 1.3 Amazon.com Inc 1.2 31.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Asset Manager 85% - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 85%
Class Name	Fidelity Advisor Asset Manager® 85% Class C
Trading Symbol	FEYCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Asset Manager® 85% for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 190	1.68%

Expenses Paid, Amount	$ 190
Expense Ratio, Percent	1.68%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•      For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•      Within this environment, asset class positioning contributed to the Funds' performance versus the Composite indexes, whereas security selection detracted.
•      The portfolios' core equity allocation strategy contributed to relative returns, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added value, as did a small, out-of-benchmark allocation to real estate investment trusts. In contrast, modest non-index exposure to commodity-related securities weighed on the portfolios' relative results.
•      The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk fixed income categories was advantageous.
•      In terms of security selection, picks among U.S. equities pressured relative performance the past year. Subpar investment choices in the information technology sector - particularly among software & services companies - detracted the most.
•      Stock selection among international developed-market stocks, on the other hand, aided the Funds' relative returns. Picks in Japan and the U.K., along with favorable overall positioning in continental European markets, helped the most. Conversely, a notable underweight in the Asia Pacific ex Japan region and positioning in Canada modestly detracted.
•      Security selection among investment-grade bonds also added value. Corporate bonds issued by banks, real estate investment trusts and insurance companies, along with long-term government-agency mortgage-backed securities, was beneficial.
•      As of September 30, the Funds were overweight U.S. stocks, slightly underweight international developed-market equities and marginally overweight emerging-markets stocks. Exposure to investment-grade bonds and cash remained below the portfolios' target weightings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2014 through September 30, 2024. Initial investment of $10,000. Class C $10,000 $9,538 $10,568 $12,252 $13,417 $13,299 $14,928 $18,758 $14,704 $17,048 $21,621 Fidelity Asset Manager 85% Composite Index℠ $10,000 $9,804 $10,999 $12,766 $14,127 $14,576 $16,182 $20,194 $16,262 $19,121 $24,517 S&P 500® Index $10,000 $9,939 $11,472 $13,607 $16,044 $16,727 $19,260 $25,040 $21,165 $25,741 $35,098 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 24.90% 9.87% 8.02% Class C 25.90% 9.87% 8.02% Fidelity Asset Manager 85% Composite Index℠ 28.22% 10.96% 9.38% S&P 500® Index 36.35% 15.98% 13.38% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,394,805,478
Holdings Count | shares	31
Advisory Fees Paid, Amount	$ 22,543,266
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$4,394,805,478
Number of Holdings	31
Total Advisory Fee	$22,543,266
Portfolio Turnover	16%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 6.7 AAA 0.8 AA 0.0 A 0.5 BBB 2.3 BB 0.3 B 0.1 CCC,CC,C 0.0 D 0.0 Not Rated 0.8 Equities 86.7 Short-Term Investments and Net Other Assets (Liabilities) 1.8 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 19.5 Financials 14.7 Industrials 10.4 Health Care 9.4 Consumer Discretionary 9.0 Communication Services 5.7 Consumer Staples 4.6 Materials 3.6 Energy 2.6 Real Estate 1.9 Utilities 1.8 Equities 85.7 Bonds 12.5 Short-Term Investments and Net Other Assets (Liabilities) 1.8 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 4.0 Microsoft Corp 3.5 Apple Inc 2.5 NVIDIA Corp 2.2 Amazon.com Inc 2.0 Alphabet Inc Class A 1.7 Meta Platforms Inc Class A 1.4 Taiwan Semiconductor Manufacturing Co Ltd 1.3 Fidelity Hedged Equity ETF 1.2 US Treasury Bonds 1.2 21.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Asset Manager 20% - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 20%
Class Name	Fidelity Advisor Asset Manager® 20% Class Z
Trading Symbol	FIKVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Asset Manager® 20% for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 49	0.45%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•Within this environment, asset class positioning contributed to the Funds' performance versus the Composite indexes, whereas security selection detracted.
•The portfolios' core equity allocation strategy contributed to relative returns, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added value, as did a small, out-of-benchmark allocation to real estate investment trusts. In contrast, modest non-index exposure to commodity-related securities weighed on the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk fixed income categories was advantageous.
•In terms of security selection, picks among U.S. equities pressured relative performance the past year. Subpar investment choices in the information technology sector - particularly among software & services companies - detracted the most.
•Stock selection among international developed-market stocks, on the other hand, aided the Funds' relative returns. Picks in Japan and the U.K., along with favorable overall positioning in continental European markets, helped the most. Conversely, a notable underweight in the Asia Pacific ex Japan region and positioning in Canada modestly detracted.
•Security selection among investment-grade bonds also added value. Corporate bonds issued by banks, real estate investment trusts and insurance companies, along with long-term government-agency mortgage-backed securities, was beneficial.
•As of September 30, the Funds were overweight U.S. stocks, slightly underweight international developed-market equities and marginally overweight emerging-markets stocks. Exposure to investment-grade bonds and cash remained below the portfolios' target weightings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through September 30, 2024. Initial investment of $10,000. Class Z $10,000 $10,527 $11,201 $12,016 $10,640 $11,111 $12,650 Fidelity Asset Manager 20% Composite Index℠ $10,000 $10,646 $11,335 $11,911 $10,564 $11,177 $12,685 Bloomberg U.S. Aggregate Bond Index $10,000 $11,027 $11,797 $11,692 $9,985 $10,049 $11,212 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 13.85% 3.74% 4.00% Fidelity Asset Manager 20% Composite Index℠ 13.49% 3.57% 4.04% Bloomberg U.S. Aggregate Bond Index 11.57% 0.33% 1.92% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,381,662,065
Holdings Count | shares	30
Advisory Fees Paid, Amount	$ 22,766,476
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$5,381,662,065
Number of Holdings	30
Total Advisory Fee	$22,766,476
Portfolio Turnover	24%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 28.4 AAA 4.5 AA 0.3 A 3.4 BBB 9.3 BB 1.4 B 1.1 CCC,CC,C 0.2 D 0.0 Not Rated 2.1 Equities 34.9 Short-Term Investments and Net Other Assets (Liabilities) 14.4 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bonds 51.2 Equities 34.4 Short-Term Investments and Net Other Assets (Liabilities) 14.4 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 15.2 US Treasury Bonds 5.2 Fidelity Low Duration Bond ETF 5.0 Fannie Mae Mortgage pass-thru certificates 2.7 Ginnie Mae II Pool 2.1 Freddie Mac Gold Pool 1.9 Fidelity Hedged Equity ETF 1.3 Microsoft Corp 1.3 Uniform Mortgage Backed Securities 1.0 Apple Inc 0.8 36.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Asset Manager 70% - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 70%
Class Name	Fidelity Advisor Asset Manager® 70% Class Z
Trading Symbol	FIQBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Asset Manager® 70% for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 63	0.56%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•      For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•      Within this environment, asset class positioning contributed to the Funds' performance versus the Composite indexes, whereas security selection detracted.
•      The portfolios' core equity allocation strategy contributed to relative returns, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added value, as did a small, out-of-benchmark allocation to real estate investment trusts. In contrast, modest non-index exposure to commodity-related securities weighed on the portfolios' relative results.
•      The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk fixed income categories was advantageous.
•      In terms of security selection, picks among U.S. equities pressured relative performance the past year. Subpar investment choices in the information technology sector - particularly among software & services companies - detracted the most.
•      Stock selection among international developed-market stocks, on the other hand, aided the Funds' relative returns. Picks in Japan and the U.K., along with favorable overall positioning in continental European markets, helped the most. Conversely, a notable underweight in the Asia Pacific ex Japan region and positioning in Canada modestly detracted.
•      Security selection among investment-grade bonds also added value. Corporate bonds issued by banks, real estate investment trusts and insurance companies, along with long-term government-agency mortgage-backed securities, was beneficial.
•      As of September 30, the Funds were overweight U.S. stocks, slightly underweight international developed-market equities and marginally overweight emerging-markets stocks. Exposure to investment-grade bonds and cash remained below the portfolios' target weightings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through September 30, 2024. Initial investment of $10,000. Class Z $10,000 $10,178 $11,420 $13,988 $11,339 $12,878 $15,989 Fidelity Asset Manager 70% Composite Index℠ $10,000 $10,435 $11,504 $13,803 $11,338 $13,009 $16,240 S&P 500® Index $10,000 $10,391 $11,965 $15,556 $13,149 $15,991 $21,804 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 24.16% 9.45% 8.14% Fidelity Asset Manager 70% Composite Index℠ 24.83% 9.25% 8.42% S&P 500® Index 36.35% 15.98% 13.87% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,946,811,467
Holdings Count | shares	29
Advisory Fees Paid, Amount	$ 36,589,346
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$6,946,811,467
Number of Holdings	29
Total Advisory Fee	$36,589,346
Portfolio Turnover	14%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 12.8 AAA 1.6 AA 0.1 A 1.3 BBB 4.2 BB 0.9 B 1.0 CCC,CC,C 0.1 D 0.0 Not Rated 1.1 Equities 75.8 Short-Term Investments and Net Other Assets (Liabilities) 1.1 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 17.2 Financials 12.5 Industrials 9.1 Health Care 8.0 Consumer Discretionary 8.0 Communication Services 5.0 Consumer Staples 3.8 Materials 3.0 Energy 2.4 Real Estate 1.7 Utilities 1.6 Equities 74.8 Bonds 24.1 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 7.2 Microsoft Corp 3.1 US Treasury Bonds 2.3 Apple Inc 2.2 NVIDIA Corp 1.9 Amazon.com Inc 1.8 Alphabet Inc Class A 1.6 Fidelity Hedged Equity ETF 1.3 Meta Platforms Inc Class A 1.3 Taiwan Semiconductor Manufacturing Co Ltd 1.1 23.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Asset Manager 50% - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 50%
Class Name	Fidelity Advisor Asset Manager® 50% Class M
Trading Symbol	FFTMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Asset Manager® 50% for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 120	1.10%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•      For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•      Within this environment, asset class positioning contributed to the Funds' performance versus the Composite indexes, whereas security selection detracted.
•      The portfolios' core equity allocation strategy contributed to relative returns, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added value, as did a small, out-of-benchmark allocation to real estate investment trusts. In contrast, modest non-index exposure to commodity-related securities weighed on the portfolios' relative results.
•      The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk fixed income categories was advantageous.
•      In terms of security selection, picks among U.S. equities pressured relative performance the past year. Subpar investment choices in the information technology sector - particularly among software & services companies - detracted the most.
•      Stock selection among international developed-market stocks, on the other hand, aided the Funds' relative returns. Picks in Japan and the U.K., along with favorable overall positioning in continental European markets, helped the most. Conversely, a notable underweight in the Asia Pacific ex Japan region and positioning in Canada modestly detracted.
•      Security selection among investment-grade bonds also added value. Corporate bonds issued by banks, real estate investment trusts and insurance companies, along with long-term government-agency mortgage-backed securities, was beneficial.
•      As of September 30, the Funds were overweight U.S. stocks, slightly underweight international developed-market equities and marginally overweight emerging-markets stocks. Exposure to investment-grade bonds and cash remained below the portfolios' target weightings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2014 through September 30, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,459 $10,308 $11,294 $11,913 $12,248 $13,459 $15,571 $12,895 $14,060 $16,821 Fidelity Asset Manager 50% Composite Index℠ $10,000 $9,983 $10,870 $11,882 $12,587 $13,288 $14,511 $16,513 $13,882 $15,395 $18,555 S&P 500® Index $10,000 $9,939 $11,472 $13,607 $16,044 $16,727 $19,260 $25,040 $21,165 $25,741 $35,098 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 15.45% 5.79% 5.34% Class M (without 3.50% sales charge) 19.64% 6.55% 5.71% Fidelity Asset Manager 50% Composite Index℠ 20.52% 6.91% 6.38% S&P 500® Index 36.35% 15.98% 13.38% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 9,809,287,225
Holdings Count | shares	30
Advisory Fees Paid, Amount	$ 46,298,318
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$9,809,287,225
Number of Holdings	30
Total Advisory Fee	$46,298,318
Portfolio Turnover	12%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 21.6 AAA 3.0 AA 0.4 A 2.4 BBB 7.4 BB 1.2 B 1.0 CCC,CC,C 0.1 D 0.0 Not Rated 1.7 Equities 59.7 Short-Term Investments and Net Other Assets (Liabilities) 1.5 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Equities 58.7 Bonds 39.8 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 11.6 US Treasury Bonds 4.0 Microsoft Corp 2.5 Fannie Mae Mortgage pass-thru certificates 1.9 Apple Inc 1.7 Ginnie Mae II Pool 1.6 NVIDIA Corp 1.6 Freddie Mac Gold Pool 1.4 Amazon.com Inc 1.4 Fidelity Hedged Equity ETF 1.3 29.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Asset Manager 20% - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 20%
Class Name	Fidelity Advisor Asset Manager® 20% Class M
Trading Symbol	FTDWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Asset Manager® 20% for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 109	1.02%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•Within this environment, asset class positioning contributed to the Funds' performance versus the Composite indexes, whereas security selection detracted.
•The portfolios' core equity allocation strategy contributed to relative returns, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added value, as did a small, out-of-benchmark allocation to real estate investment trusts. In contrast, modest non-index exposure to commodity-related securities weighed on the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk fixed income categories was advantageous.
•In terms of security selection, picks among U.S. equities pressured relative performance the past year. Subpar investment choices in the information technology sector - particularly among software & services companies - detracted the most.
•Stock selection among international developed-market stocks, on the other hand, aided the Funds' relative returns. Picks in Japan and the U.K., along with favorable overall positioning in continental European markets, helped the most. Conversely, a notable underweight in the Asia Pacific ex Japan region and positioning in Canada modestly detracted.
•Security selection among investment-grade bonds also added value. Corporate bonds issued by banks, real estate investment trusts and insurance companies, along with long-term government-agency mortgage-backed securities, was beneficial.
•As of September 30, the Funds were overweight U.S. stocks, slightly underweight international developed-market equities and marginally overweight emerging-markets stocks. Exposure to investment-grade bonds and cash remained below the portfolios' target weightings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2014 through September 30, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,593 $10,162 $10,548 $10,770 $11,263 $11,915 $12,701 $11,185 $11,614 $13,143 Fidelity Asset Manager 20% Composite Index℠ $10,000 $10,098 $10,643 $11,053 $11,313 $12,040 $12,819 $13,471 $11,947 $12,640 $14,345 Bloomberg U.S. Aggregate Bond Index $10,000 $10,294 $10,829 $10,836 $10,705 $11,807 $12,632 $12,518 $10,691 $10,760 $12,004 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 9.20% 2.40% 2.77% Class M (without 3.50% sales charge) 13.16% 3.13% 3.14% Fidelity Asset Manager 20% Composite Index℠ 13.49% 3.57% 3.67% Bloomberg U.S. Aggregate Bond Index 11.57% 0.33% 1.84% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,381,662,065
Holdings Count | shares	30
Advisory Fees Paid, Amount	$ 22,766,476
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$5,381,662,065
Number of Holdings	30
Total Advisory Fee	$22,766,476
Portfolio Turnover	24%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 28.4 AAA 4.5 AA 0.3 A 3.4 BBB 9.3 BB 1.4 B 1.1 CCC,CC,C 0.2 D 0.0 Not Rated 2.1 Equities 34.9 Short-Term Investments and Net Other Assets (Liabilities) 14.4 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bonds 51.2 Equities 34.4 Short-Term Investments and Net Other Assets (Liabilities) 14.4 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 15.2 US Treasury Bonds 5.2 Fidelity Low Duration Bond ETF 5.0 Fannie Mae Mortgage pass-thru certificates 2.7 Ginnie Mae II Pool 2.1 Freddie Mac Gold Pool 1.9 Fidelity Hedged Equity ETF 1.3 Microsoft Corp 1.3 Uniform Mortgage Backed Securities 1.0 Apple Inc 0.8 36.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Asset Manager 20% - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 20%
Class Name	Fidelity Advisor Asset Manager® 20% Class A
Trading Symbol	FTAWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Asset Manager® 20% for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 82	0.77%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•Within this environment, asset class positioning contributed to the Funds' performance versus the Composite indexes, whereas security selection detracted.
•The portfolios' core equity allocation strategy contributed to relative returns, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added value, as did a small, out-of-benchmark allocation to real estate investment trusts. In contrast, modest non-index exposure to commodity-related securities weighed on the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk fixed income categories was advantageous.
•In terms of security selection, picks among U.S. equities pressured relative performance the past year. Subpar investment choices in the information technology sector - particularly among software & services companies - detracted the most.
•Stock selection among international developed-market stocks, on the other hand, aided the Funds' relative returns. Picks in Japan and the U.K., along with favorable overall positioning in continental European markets, helped the most. Conversely, a notable underweight in the Asia Pacific ex Japan region and positioning in Canada modestly detracted.
•Security selection among investment-grade bonds also added value. Corporate bonds issued by banks, real estate investment trusts and insurance companies, along with long-term government-agency mortgage-backed securities, was beneficial.
•As of September 30, the Funds were overweight U.S. stocks, slightly underweight international developed-market equities and marginally overweight emerging-markets stocks. Exposure to investment-grade bonds and cash remained below the portfolios' target weightings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2014 through September 30, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,394 $9,975 $10,382 $10,626 $11,141 $11,814 $12,631 $11,152 $11,606 $13,163 Fidelity Asset Manager 20% Composite Index℠ $10,000 $10,098 $10,643 $11,053 $11,313 $12,040 $12,819 $13,471 $11,947 $12,640 $14,345 Bloomberg U.S. Aggregate Bond Index $10,000 $10,294 $10,829 $10,836 $10,705 $11,807 $12,632 $12,518 $10,691 $10,760 $12,004 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 6.90% 2.17% 2.79% Class A (without 5.75% sales charge) 13.42% 3.39% 3.40% Fidelity Asset Manager 20% Composite Index℠ 13.49% 3.57% 3.67% Bloomberg U.S. Aggregate Bond Index 11.57% 0.33% 1.84% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,381,662,065
Holdings Count | shares	30
Advisory Fees Paid, Amount	$ 22,766,476
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$5,381,662,065
Number of Holdings	30
Total Advisory Fee	$22,766,476
Portfolio Turnover	24%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 28.4 AAA 4.5 AA 0.3 A 3.4 BBB 9.3 BB 1.4 B 1.1 CCC,CC,C 0.2 D 0.0 Not Rated 2.1 Equities 34.9 Short-Term Investments and Net Other Assets (Liabilities) 14.4 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bonds 51.2 Equities 34.4 Short-Term Investments and Net Other Assets (Liabilities) 14.4 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 15.2 US Treasury Bonds 5.2 Fidelity Low Duration Bond ETF 5.0 Fannie Mae Mortgage pass-thru certificates 2.7 Ginnie Mae II Pool 2.1 Freddie Mac Gold Pool 1.9 Fidelity Hedged Equity ETF 1.3 Microsoft Corp 1.3 Uniform Mortgage Backed Securities 1.0 Apple Inc 0.8 36.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Asset Manager 40% - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 40%
Class Name	Fidelity Advisor Asset Manager® 40% Class C
Trading Symbol	FFNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Asset Manager® 40% for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 167	1.54%

Expenses Paid, Amount	$ 167
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•      For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•      Within this environment, asset class positioning contributed to the Funds' performance versus the Composite indexes, whereas security selection detracted.
•      The portfolios' core equity allocation strategy contributed to relative returns, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added value, as did a small, out-of-benchmark allocation to real estate investment trusts. In contrast, modest non-index exposure to commodity-related securities weighed on the portfolios' relative results.
•      The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk fixed income categories was advantageous.
•      In terms of security selection, picks among U.S. equities pressured relative performance the past year. Subpar investment choices in the information technology sector - particularly among software & services companies - detracted the most.
•      Stock selection among international developed-market stocks, on the other hand, aided the Funds' relative returns. Picks in Japan and the U.K., along with favorable overall positioning in continental European markets, helped the most. Conversely, a notable underweight in the Asia Pacific ex Japan region and positioning in Canada modestly detracted.
•      Security selection among investment-grade bonds also added value. Corporate bonds issued by banks, real estate investment trusts and insurance companies, along with long-term government-agency mortgage-backed securities, was beneficial.
•      As of September 30, the Funds were overweight U.S. stocks, slightly underweight international developed-market equities and marginally overweight emerging-markets stocks. Exposure to investment-grade bonds and cash remained below the portfolios' target weightings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2014 through September 30, 2024. Initial investment of $10,000. Class C $10,000 $9,806 $10,554 $11,309 $11,735 $12,101 $13,099 $14,703 $12,341 $13,278 $15,654 Fidelity Asset Manager 40% Composite Index℠ $10,000 $10,027 $10,811 $11,616 $12,161 $12,893 $13,981 $15,494 $13,227 $14,434 $17,068 Bloomberg U.S. Aggregate Bond Index $10,000 $10,294 $10,829 $10,836 $10,705 $11,807 $12,632 $12,518 $10,691 $10,760 $12,004 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 16.03% 4.95% 4.58% Class C 17.03% 4.95% 4.58% Fidelity Asset Manager 40% Composite Index℠ 18.25% 5.77% 5.49% Bloomberg U.S. Aggregate Bond Index 11.57% 0.33% 1.84% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,315,956,692
Holdings Count | shares	28
Advisory Fees Paid, Amount	$ 9,837,030
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,315,956,692
Number of Holdings	28
Total Advisory Fee	$9,837,030
Portfolio Turnover	13%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 25.3 AAA 3.9 AA 0.2 A 2.8 BBB 8.5 BB 1.3 B 1.1 CCC,CC,C 0.2 D 0.0 Not Rated 2.0 Equities 49.5 Short-Term Investments and Net Other Assets (Liabilities) 5.2 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Equities 49.0 Bonds 45.8 Short-Term Investments and Net Other Assets (Liabilities) 5.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 13.5 US Treasury Bonds 4.7 Fannie Mae Mortgage pass-thru certificates 2.3 Microsoft Corp 2.1 Ginnie Mae II Pool 1.9 Freddie Mac Gold Pool 1.7 Apple Inc 1.4 NVIDIA Corp 1.4 Fidelity Hedged Equity ETF 1.3 Amazon.com Inc 1.2 31.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Asset Manager 50%
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 50%
Class Name	Fidelity Asset Manager® 50%
Trading Symbol	FASMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Asset Manager® 50% for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Asset Manager® 50%	$ 61	0.56%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•      For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•      Within this environment, asset class positioning contributed to the Funds' performance versus the Composite indexes, whereas security selection detracted.
•      The portfolios' core equity allocation strategy contributed to relative returns, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added value, as did a small, out-of-benchmark allocation to real estate investment trusts. In contrast, modest non-index exposure to commodity-related securities weighed on the portfolios' relative results.
•      The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk fixed income categories was advantageous.
•      In terms of security selection, picks among U.S. equities pressured relative performance the past year. Subpar investment choices in the information technology sector - particularly among software & services companies - detracted the most.
•      Stock selection among international developed-market stocks, on the other hand, aided the Funds' relative returns. Picks in Japan and the U.K., along with favorable overall positioning in continental European markets, helped the most. Conversely, a notable underweight in the Asia Pacific ex Japan region and positioning in Canada modestly detracted.
•      Security selection among investment-grade bonds also added value. Corporate bonds issued by banks, real estate investment trusts and insurance companies, along with long-term government-agency mortgage-backed securities, was beneficial.
•      As of September 30, the Funds were overweight U.S. stocks, slightly underweight international developed-market equities and marginally overweight emerging-markets stocks. Exposure to investment-grade bonds and cash remained below the portfolios' target weightings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2014 through September 30, 2024. Initial investment of $10,000. Fidelity Asset Manager® 50% $10,000 $9,855 $10,797 $11,904 $12,624 $13,049 $14,420 $16,780 $13,963 $15,302 $18,419 Fidelity Asset Manager 50% Composite Index℠ $10,000 $9,983 $10,870 $11,882 $12,587 $13,288 $14,511 $16,513 $13,882 $15,395 $18,555 S&P 500® Index $10,000 $9,939 $11,472 $13,607 $16,044 $16,727 $19,260 $25,040 $21,165 $25,741 $35,098 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity Asset Manager® 50% 20.37% 7.14% 6.30% Fidelity Asset Manager 50% Composite Index℠ 20.52% 6.91% 6.38% S&P 500® Index 36.35% 15.98% 13.38% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 9,809,287,225
Holdings Count | shares	30
Advisory Fees Paid, Amount	$ 46,298,318
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$9,809,287,225
Number of Holdings	30
Total Advisory Fee	$46,298,318
Portfolio Turnover	12%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 21.6 AAA 3.0 AA 0.4 A 2.4 BBB 7.4 BB 1.2 B 1.0 CCC,CC,C 0.1 D 0.0 Not Rated 1.7 Equities 59.7 Short-Term Investments and Net Other Assets (Liabilities) 1.5 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Equities 58.7 Bonds 39.8 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 11.6 US Treasury Bonds 4.0 Microsoft Corp 2.5 Fannie Mae Mortgage pass-thru certificates 1.9 Apple Inc 1.7 Ginnie Mae II Pool 1.6 NVIDIA Corp 1.6 Freddie Mac Gold Pool 1.4 Amazon.com Inc 1.4 Fidelity Hedged Equity ETF 1.3 29.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Health Savings Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Health Savings Fund
Class Name	Fidelity® Health Savings Fund Class K
Trading Symbol	FHLKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Health Savings Fund for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 38	0.35%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•Within this environment, asset class positioning contributed to the fund's performance versus the Composite index, whereas security selection modestly detracted.
•The fund's core equity allocation strategy contributed to relative performance, driven by outsized exposure to international developed- and emerging-markets stocks. The portfolio's equal-weight positioning in U.S. equities had a neutral effect versus the Composite index. Small, out-of-benchmark allocations to real estate investment trusts and commodities also did not have a material impact on relative performance the past year.
•The fund's fixed-income positioning slightly weighed on performance compared with the index. Here, an underweight in investment-grade bonds in favor of higher-risk fixed income categories was beneficial. In contrast, an overweight allocation to Treasury Inflation-Protected Securities and an out-of-benchmark cash stake detracted from the portfolio's relative return.
•In terms of security selection, picks among U.S. equities pressured relative performance the past year. Investment choices in the information technology sector - particularly among software & services companies - detracted the most.
•Stock selection among international developed-markets stocks, on the other hand, aided the fund's relative return. Picks in Japan and the U.K., along with favorable overall positioning in continental European markets, helped the most.
•Security selection among investment-grade bonds also added value. Corporate debt issued by banks, REITs and insurance companies, along with long-term government-agency mortgage-backed securities, contributed the most. Picks in emerging-markets debt was beneficial as well.
•As of September 30, the fund was overweight international developed-market and emerging-markets equities, with a slight overweight in U.S. stocks. Exposure to investment-grade and long-term U.S. Treasurys stayed below the portfolio's target weightings, while the allocation to TIPS remained above.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE March 2, 2020 through September 30, 2024. Initial investment of $10,000. Class K $10,000 $10,545 $11,485 $9,662 $10,180 Fidelity Health Savings Composite Index℠ $10,000 $10,435 $11,259 $9,770 $10,487 Fidelity Health Savings Extended Composite Index℠ $10,000 $10,428 $11,209 $9,389 $10,016 Bloomberg U.S. Aggregate Bond Index $10,000 $10,278 $10,186 $8,699 $8,755 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class K 17.19% 3.92% Fidelity Health Savings Composite Index℠ 16.27% 4.42% Fidelity Health Savings Extended Composite Index℠ 17.35% 3.59% Bloomberg U.S. Aggregate Bond Index 11.57% -0.51% A From March 2, 2020 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Mar. 02, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 61,183,047
Holdings Count | shares	12
Advisory Fees Paid, Amount	$ 224,999
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$61,183,047
Number of Holdings	12
Total Advisory Fee	$224,999
Portfolio Turnover	28%

Holdings [Text Block]	Bonds 39.1 Common Stocks 33.6 Fixed-Income Funds 26.8 Preferred Securities 0.3 Domestic Equity Funds 0.3 Preferred Stocks 0.0 Options 0.0 Alternative Funds 0.0 Purchased Options 0.0 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity International Bond Index Fund 21.0 US Treasury Notes 17.3 Fidelity Long-Term Treasury Bond Index Fund 5.8 US Treasury Bonds 3.6 Microsoft Corp 1.4 Apple Inc 1.1 Fannie Mae Mortgage pass-thru certificates 0.9 NVIDIA Corp 0.9 Ginnie Mae II Pool 0.8 Amazon.com Inc 0.8 53.6
Fidelity Advisor Asset Manager 70% - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 70%
Class Name	Fidelity Advisor Asset Manager® 70% Class A
Trading Symbol	FAASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Asset Manager® 70% for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 104	0.93%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•      For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•      Within this environment, asset class positioning contributed to the Funds' performance versus the Composite indexes, whereas security selection detracted.
•      The portfolios' core equity allocation strategy contributed to relative returns, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added value, as did a small, out-of-benchmark allocation to real estate investment trusts. In contrast, modest non-index exposure to commodity-related securities weighed on the portfolios' relative results.
•      The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk fixed income categories was advantageous.
•      In terms of security selection, picks among U.S. equities pressured relative performance the past year. Subpar investment choices in the information technology sector - particularly among software & services companies - detracted the most.
•      Stock selection among international developed-market stocks, on the other hand, aided the Funds' relative returns. Picks in Japan and the U.K., along with favorable overall positioning in continental European markets, helped the most. Conversely, a notable underweight in the Asia Pacific ex Japan region and positioning in Canada modestly detracted.
•      Security selection among investment-grade bonds also added value. Corporate bonds issued by banks, real estate investment trusts and insurance companies, along with long-term government-agency mortgage-backed securities, was beneficial.
•      As of September 30, the Funds were overweight U.S. stocks, slightly underweight international developed-market equities and marginally overweight emerging-markets stocks. Exposure to investment-grade bonds and cash remained below the portfolios' target weightings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2014 through September 30, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,146 $10,113 $11,518 $12,474 $12,619 $14,109 $17,211 $13,902 $15,727 $19,460 Fidelity Asset Manager 70% Composite Index℠ $10,000 $9,878 $10,939 $12,375 $13,439 $14,002 $15,436 $18,521 $15,214 $17,456 $21,791 S&P 500® Index $10,000 $9,939 $11,472 $13,607 $16,044 $16,727 $19,260 $25,040 $21,165 $25,741 $35,098 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 16.62% 7.77% 6.88% Class A (without 5.75% sales charge) 23.74% 9.05% 7.52% Fidelity Asset Manager 70% Composite Index℠ 24.83% 9.25% 8.10% S&P 500® Index 36.35% 15.98% 13.38% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,946,811,467
Holdings Count | shares	29
Advisory Fees Paid, Amount	$ 36,589,346
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$6,946,811,467
Number of Holdings	29
Total Advisory Fee	$36,589,346
Portfolio Turnover	14%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 12.8 AAA 1.6 AA 0.1 A 1.3 BBB 4.2 BB 0.9 B 1.0 CCC,CC,C 0.1 D 0.0 Not Rated 1.1 Equities 75.8 Short-Term Investments and Net Other Assets (Liabilities) 1.1 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 17.2 Financials 12.5 Industrials 9.1 Health Care 8.0 Consumer Discretionary 8.0 Communication Services 5.0 Consumer Staples 3.8 Materials 3.0 Energy 2.4 Real Estate 1.7 Utilities 1.6 Equities 74.8 Bonds 24.1 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 7.2 Microsoft Corp 3.1 US Treasury Bonds 2.3 Apple Inc 2.2 NVIDIA Corp 1.9 Amazon.com Inc 1.8 Alphabet Inc Class A 1.6 Fidelity Hedged Equity ETF 1.3 Meta Platforms Inc Class A 1.3 Taiwan Semiconductor Manufacturing Co Ltd 1.1 23.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Asset Manager 30%
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 30%
Class Name	Fidelity Asset Manager® 30%
Trading Symbol	FTANX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Asset Manager® 30% for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Asset Manager® 30%	$ 53	0.49%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•      For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•      Within this environment, asset class positioning contributed to the Funds' performance versus the Composite indexes, whereas security selection detracted.
•      The portfolios' core equity allocation strategy contributed to relative returns, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added value, as did a small, out-of-benchmark allocation to real estate investment trusts. In contrast, modest non-index exposure to commodity-related securities weighed on the portfolios' relative results.
•      The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk fixed income categories was advantageous.
•      In terms of security selection, picks among U.S. equities pressured relative performance the past year. Subpar investment choices in the information technology sector - particularly among software & services companies - detracted the most.
•      Stock selection among international developed-market stocks, on the other hand, aided the Funds' relative returns. Picks in Japan and the U.K., along with favorable overall positioning in continental European markets, helped the most. Conversely, a notable underweight in the Asia Pacific ex Japan region and positioning in Canada modestly detracted.
•      Security selection among investment-grade bonds also added value. Corporate bonds issued by banks, real estate investment trusts and insurance companies, along with long-term government-agency mortgage-backed securities, was beneficial.
•      As of September 30, the Funds were overweight U.S. stocks, slightly underweight international developed-market equities and marginally overweight emerging-markets stocks. Exposure to investment-grade bonds and cash remained below the portfolios' target weightings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2014 through September 30, 2024. Initial investment of $10,000. Fidelity Asset Manager® 30% $10,000 $9,962 $10,752 $11,432 $11,861 $12,438 $13,440 $14,842 $12,807 $13,584 $15,784 Fidelity Asset Manager 30% Composite Index℠ $10,000 $10,070 $10,748 $11,353 $11,744 $12,500 $13,454 $14,517 $12,581 $13,505 $15,668 Bloomberg U.S. Aggregate Bond Index $10,000 $10,294 $10,829 $10,836 $10,705 $11,807 $12,632 $12,518 $10,691 $10,760 $12,004 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity Asset Manager® 30% 16.20% 4.88% 4.67% Fidelity Asset Manager 30% Composite Index℠ 16.01% 4.62% 4.59% Bloomberg U.S. Aggregate Bond Index 11.57% 0.33% 1.84% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,050,130,139
Holdings Count | shares	29
Advisory Fees Paid, Amount	$ 8,811,305
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,050,130,139
Number of Holdings	29
Total Advisory Fee	$8,811,305
Portfolio Turnover	19%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 28.3 AAA 4.5 AA 0.3 A 3.4 BBB 9.3 BB 1.4 B 1.1 CCC,CC,C 0.2 D 0.0 Not Rated 2.1 Equities 44.6 Short-Term Investments and Net Other Assets (Liabilities) 4.8 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bonds 51.1 Equities 44.1 Short-Term Investments and Net Other Assets (Liabilities) 4.8 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 15.1 US Treasury Bonds 5.2 Fidelity Low Duration Bond ETF 5.0 Fannie Mae Mortgage pass-thru certificates 2.7 Ginnie Mae II Pool 2.1 Freddie Mac Gold Pool 1.9 Microsoft Corp 1.5 Fidelity Hedged Equity ETF 1.3 Apple Inc 1.1 NVIDIA Corp 1.1 37.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Asset Manager 60% - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 60%
Class Name	Fidelity Advisor Asset Manager® 60% Class Z
Trading Symbol	FIQAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Asset Manager® 60% for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 64	0.57%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•      For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•      Within this environment, asset class positioning contributed to the Funds' performance versus the Composite indexes, whereas security selection detracted.
•      The portfolios' core equity allocation strategy contributed to relative returns, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added value, as did a small, out-of-benchmark allocation to real estate investment trusts. In contrast, modest non-index exposure to commodity-related securities weighed on the portfolios' relative results.
•      The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk fixed income categories was advantageous.
•      In terms of security selection, picks among U.S. equities pressured relative performance the past year. Subpar investment choices in the information technology sector - particularly among software & services companies - detracted the most.
•      Stock selection among international developed-market stocks, on the other hand, aided the Funds' relative returns. Picks in Japan and the U.K., along with favorable overall positioning in continental European markets, helped the most. Conversely, a notable underweight in the Asia Pacific ex Japan region and positioning in Canada modestly detracted.
•      Security selection among investment-grade bonds also added value. Corporate bonds issued by banks, real estate investment trusts and insurance companies, along with long-term government-agency mortgage-backed securities, was beneficial.
•      As of September 30, the Funds were overweight U.S. stocks, slightly underweight international developed-market equities and marginally overweight emerging-markets stocks. Exposure to investment-grade bonds and cash remained below the portfolios' target weightings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through September 30, 2024. Initial investment of $10,000. Class Z $10,000 $10,286 $11,468 $13,687 $11,201 $12,496 $15,296 Fidelity Asset Manager 60% Composite Index℠ $10,000 $10,523 $11,565 $13,512 $11,181 $12,601 $15,477 S&P 500® Index $10,000 $10,391 $11,965 $15,556 $13,149 $15,991 $21,804 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 22.40% 8.26% 7.34% Fidelity Asset Manager 60% Composite Index℠ 22.83% 8.02% 7.55% S&P 500® Index 36.35% 15.98% 13.87% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,342,528,444
Holdings Count | shares	30
Advisory Fees Paid, Amount	$ 22,851,823
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$4,342,528,444
Number of Holdings	30
Total Advisory Fee	$22,851,823
Portfolio Turnover	17%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 18.8 AAA 2.7 AA 0.2 A 2.3 BBB 5.6 BB 1.3 B 1.0 CCC,CC,C 0.1 D 0.0 Not Rated 1.5 Equities 66.2 Short-Term Investments and Net Other Assets (Liabilities) 0.3 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 15.2 Financials 11.1 Industrials 7.6 Health Care 6.9 Consumer Discretionary 6.9 Communication Services 4.5 Consumer Staples 3.1 Materials 2.5 Energy 2.0 Real Estate 1.5 Utilities 1.3 Equities 65.2 Bonds 34.5 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 10.4 US Treasury Bonds 3.4 Microsoft Corp 2.7 Apple Inc 1.9 NVIDIA Corp 1.8 Fannie Mae Mortgage pass-thru certificates 1.6 Amazon.com Inc 1.6 Ginnie Mae II Pool 1.4 Alphabet Inc Class A 1.4 Fidelity Hedged Equity ETF 1.3 27.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Asset Manager 40%
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 40%
Class Name	Fidelity Asset Manager® 40%
Trading Symbol	FFANX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Asset Manager® 40% for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Asset Manager® 40%	$ 55	0.51%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•      For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•      Within this environment, asset class positioning contributed to the Funds' performance versus the Composite indexes, whereas security selection detracted.
•      The portfolios' core equity allocation strategy contributed to relative returns, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added value, as did a small, out-of-benchmark allocation to real estate investment trusts. In contrast, modest non-index exposure to commodity-related securities weighed on the portfolios' relative results.
•      The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk fixed income categories was advantageous.
•      In terms of security selection, picks among U.S. equities pressured relative performance the past year. Subpar investment choices in the information technology sector - particularly among software & services companies - detracted the most.
•      Stock selection among international developed-market stocks, on the other hand, aided the Funds' relative returns. Picks in Japan and the U.K., along with favorable overall positioning in continental European markets, helped the most. Conversely, a notable underweight in the Asia Pacific ex Japan region and positioning in Canada modestly detracted.
•      Security selection among investment-grade bonds also added value. Corporate bonds issued by banks, real estate investment trusts and insurance companies, along with long-term government-agency mortgage-backed securities, was beneficial.
•      As of September 30, the Funds were overweight U.S. stocks, slightly underweight international developed-market equities and marginally overweight emerging-markets stocks. Exposure to investment-grade bonds and cash remained below the portfolios' target weightings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2014 through September 30, 2024. Initial investment of $10,000. Fidelity Asset Manager® 40% $10,000 $9,910 $10,778 $11,677 $12,256 $12,774 $13,976 $15,846 $13,436 $14,504 $17,149 Fidelity Asset Manager 40% Composite Index℠ $10,000 $10,027 $10,811 $11,616 $12,161 $12,893 $13,981 $15,494 $13,227 $14,434 $17,068 Bloomberg U.S. Aggregate Bond Index $10,000 $10,294 $10,829 $10,836 $10,705 $11,807 $12,632 $12,518 $10,691 $10,760 $12,004 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity Asset Manager® 40% 18.24% 6.07% 5.54% Fidelity Asset Manager 40% Composite Index℠ 18.25% 5.77% 5.49% Bloomberg U.S. Aggregate Bond Index 11.57% 0.33% 1.84% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,315,956,692
Holdings Count | shares	28
Advisory Fees Paid, Amount	$ 9,837,030
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,315,956,692
Number of Holdings	28
Total Advisory Fee	$9,837,030
Portfolio Turnover	13%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 25.3 AAA 3.9 AA 0.2 A 2.8 BBB 8.5 BB 1.3 B 1.1 CCC,CC,C 0.2 D 0.0 Not Rated 2.0 Equities 49.5 Short-Term Investments and Net Other Assets (Liabilities) 5.2 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Equities 49.0 Bonds 45.8 Short-Term Investments and Net Other Assets (Liabilities) 5.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 13.5 US Treasury Bonds 4.7 Fannie Mae Mortgage pass-thru certificates 2.3 Microsoft Corp 2.1 Ginnie Mae II Pool 1.9 Freddie Mac Gold Pool 1.7 Apple Inc 1.4 NVIDIA Corp 1.4 Fidelity Hedged Equity ETF 1.3 Amazon.com Inc 1.2 31.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Balanced Allocation Fund
Shareholder Report [Line Items]
Fund Name	Balanced Allocation Fund
Class Name	Balanced Allocation Fund
Trading Symbol	FRYBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Balanced Allocation Fund for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Allocation Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•For the period, each of the portfolios' major asset classes - domestic equities, international stocks, U.S. investment-grade bonds and short-term debt - generated positive performance.
•The Dow Jones U.S. Total Stock Market Index rose 35.24%, driven higher by the growth-oriented information technology (+50%) and communication services (+41%) sectors. Within the index, interest-rate-sensitive stocks also fared quite well, including utilities (+41%) and financials (+39%). On the other hand, energy (+0.1%), health care (+22%), consumer staples and materials (+25% each), underperformed the broader equity market.
•Outside the U.S., stock market performance on the whole was quite strong, as measured by the 25.27% increase in the MSCI ACWI ex USA Index (Net MA). Developed-market economies in the Asia Pacific Japan region and Canada (+28% each) led the way, followed by Europe ex U.K. (+27%) and the Netherlands (+39%), in particular. In contrast, the U.K. (24%) and Japan (+22%) lagged by comparison. Emerging-markets (+27%) produced robust returns as well - especially Taiwan (+53%) - whereas on the other end of the spectrum, Mexico (-3%) and Brazil (+3%) were unable to keep pace. Other major EM economies, China (+24%) modestly underperformed, while Indian (+41%) equities produced more robust gains.
•As it relates to U.S. investment-grade bonds, the Bloomberg U.S. Aggregate Bond Index rose 11.57%, helped by notable gains during the summer months as the bond market priced in anticipated interest-rate reductions by the U.S. Federal Reserve - which finally began with a 50-basis-point cut on September 18. The full 12-month period was marked by high volatility. Policy action by the U.S. central bank also was a factor driving the performance of short-term bonds (+8.10%), as measured by the Bloomberg U.S. 1-5 Year Government/Credit Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 9, 2022 through September 30, 2024. Initial investment of $10,000. Balanced Allocation Fund $10,000 $8,319 $9,202 Balanced Allocation Composite Index℠ $10,000 $8,326 $9,211 S&P 500® Index $10,000 $7,900 $9,608 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Balanced Allocation Fund 21.17% 4.21% Balanced Allocation Composite Index℠ 21.21% 4.26% S&P 500® Index 36.35% 10.77% A From February 9, 2022 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Feb. 09, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 822,057
Holdings Count | shares	4
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$822,057
Number of Holdings	4
Total Advisory Fee	$0
Portfolio Turnover	15%

Holdings [Text Block]	Bond Funds 40.0 Domestic Equity Funds 35.1 International Equity Funds 15.0 Short-Term Funds 9.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity U.S. Bond Index Fund 40.0 Fidelity Total Market Index Fund 35.1 Fidelity Total International Index Fund 15.0 Fidelity Short-Term Bond Index Fund 9.9 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Asset Manager 40% - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 40%
Class Name	Fidelity Advisor Asset Manager® 40% Class A
Trading Symbol	FFNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Asset Manager® 40% for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 86	0.79%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•      For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•      Within this environment, asset class positioning contributed to the Funds' performance versus the Composite indexes, whereas security selection detracted.
•      The portfolios' core equity allocation strategy contributed to relative returns, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added value, as did a small, out-of-benchmark allocation to real estate investment trusts. In contrast, modest non-index exposure to commodity-related securities weighed on the portfolios' relative results.
•      The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk fixed income categories was advantageous.
•      In terms of security selection, picks among U.S. equities pressured relative performance the past year. Subpar investment choices in the information technology sector - particularly among software & services companies - detracted the most.
•      Stock selection among international developed-market stocks, on the other hand, aided the Funds' relative returns. Picks in Japan and the U.K., along with favorable overall positioning in continental European markets, helped the most. Conversely, a notable underweight in the Asia Pacific ex Japan region and positioning in Canada modestly detracted.
•      Security selection among investment-grade bonds also added value. Corporate bonds issued by banks, real estate investment trusts and insurance companies, along with long-term government-agency mortgage-backed securities, was beneficial.
•      As of September 30, the Funds were overweight U.S. stocks, slightly underweight international developed-market equities and marginally overweight emerging-markets stocks. Exposure to investment-grade bonds and cash remained below the portfolios' target weightings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2014 through September 30, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,313 $10,099 $10,908 $11,411 $11,857 $12,931 $14,620 $12,358 $13,297 $15,676 Fidelity Asset Manager 40% Composite Index℠ $10,000 $10,027 $10,811 $11,616 $12,161 $12,893 $13,981 $15,494 $13,227 $14,434 $17,068 Bloomberg U.S. Aggregate Bond Index $10,000 $10,294 $10,829 $10,836 $10,705 $11,807 $12,632 $12,518 $10,691 $10,760 $12,004 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 11.11% 4.50% 4.60% Class A (without 5.75% sales charge) 17.89% 5.74% 5.22% Fidelity Asset Manager 40% Composite Index℠ 18.25% 5.77% 5.49% Bloomberg U.S. Aggregate Bond Index 11.57% 0.33% 1.84% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,315,956,692
Holdings Count | shares	28
Advisory Fees Paid, Amount	$ 9,837,030
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,315,956,692
Number of Holdings	28
Total Advisory Fee	$9,837,030
Portfolio Turnover	13%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 25.3 AAA 3.9 AA 0.2 A 2.8 BBB 8.5 BB 1.3 B 1.1 CCC,CC,C 0.2 D 0.0 Not Rated 2.0 Equities 49.5 Short-Term Investments and Net Other Assets (Liabilities) 5.2 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Equities 49.0 Bonds 45.8 Short-Term Investments and Net Other Assets (Liabilities) 5.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 13.5 US Treasury Bonds 4.7 Fannie Mae Mortgage pass-thru certificates 2.3 Microsoft Corp 2.1 Ginnie Mae II Pool 1.9 Freddie Mac Gold Pool 1.7 Apple Inc 1.4 NVIDIA Corp 1.4 Fidelity Hedged Equity ETF 1.3 Amazon.com Inc 1.2 31.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Asset Manager 30% - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 30%
Class Name	Fidelity Advisor Asset Manager® 30% Class C
Trading Symbol	FCANX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Asset Manager® 30% for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 165	1.53%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.53%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•      For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•      Within this environment, asset class positioning contributed to the Funds' performance versus the Composite indexes, whereas security selection detracted.
•      The portfolios' core equity allocation strategy contributed to relative returns, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added value, as did a small, out-of-benchmark allocation to real estate investment trusts. In contrast, modest non-index exposure to commodity-related securities weighed on the portfolios' relative results.
•      The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk fixed income categories was advantageous.
•      In terms of security selection, picks among U.S. equities pressured relative performance the past year. Subpar investment choices in the information technology sector - particularly among software & services companies - detracted the most.
•      Stock selection among international developed-market stocks, on the other hand, aided the Funds' relative returns. Picks in Japan and the U.K., along with favorable overall positioning in continental European markets, helped the most. Conversely, a notable underweight in the Asia Pacific ex Japan region and positioning in Canada modestly detracted.
•      Security selection among investment-grade bonds also added value. Corporate bonds issued by banks, real estate investment trusts and insurance companies, along with long-term government-agency mortgage-backed securities, was beneficial.
•      As of September 30, the Funds were overweight U.S. stocks, slightly underweight international developed-market equities and marginally overweight emerging-markets stocks. Exposure to investment-grade bonds and cash remained below the portfolios' target weightings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2014 through September 30, 2024. Initial investment of $10,000. Class C $10,000 $9,849 $10,523 $11,066 $11,352 $11,780 $12,605 $13,760 $11,748 $12,422 $14,389 Fidelity Asset Manager 30% Composite Index℠ $10,000 $10,070 $10,748 $11,353 $11,744 $12,500 $13,454 $14,517 $12,581 $13,505 $15,668 Bloomberg U.S. Aggregate Bond Index $10,000 $10,294 $10,829 $10,836 $10,705 $11,807 $12,632 $12,518 $10,691 $10,760 $12,004 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 13.98% 3.78% 3.71% Class C 14.98% 3.78% 3.71% Fidelity Asset Manager 30% Composite Index℠ 16.01% 4.62% 4.59% Bloomberg U.S. Aggregate Bond Index 11.57% 0.33% 1.84% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,050,130,139
Holdings Count | shares	29
Advisory Fees Paid, Amount	$ 8,811,305
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,050,130,139
Number of Holdings	29
Total Advisory Fee	$8,811,305
Portfolio Turnover	19%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 28.3 AAA 4.5 AA 0.3 A 3.4 BBB 9.3 BB 1.4 B 1.1 CCC,CC,C 0.2 D 0.0 Not Rated 2.1 Equities 44.6 Short-Term Investments and Net Other Assets (Liabilities) 4.8 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bonds 51.1 Equities 44.1 Short-Term Investments and Net Other Assets (Liabilities) 4.8 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 15.1 US Treasury Bonds 5.2 Fidelity Low Duration Bond ETF 5.0 Fannie Mae Mortgage pass-thru certificates 2.7 Ginnie Mae II Pool 2.1 Freddie Mac Gold Pool 1.9 Microsoft Corp 1.5 Fidelity Hedged Equity ETF 1.3 Apple Inc 1.1 NVIDIA Corp 1.1 37.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Asset Manager 85% - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 85%
Class Name	Fidelity Advisor Asset Manager® 85% Class M
Trading Symbol	FEYTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Asset Manager® 85% for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 134	1.18%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•      For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•      Within this environment, asset class positioning contributed to the Funds' performance versus the Composite indexes, whereas security selection detracted.
•      The portfolios' core equity allocation strategy contributed to relative returns, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added value, as did a small, out-of-benchmark allocation to real estate investment trusts. In contrast, modest non-index exposure to commodity-related securities weighed on the portfolios' relative results.
•      The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk fixed income categories was advantageous.
•      In terms of security selection, picks among U.S. equities pressured relative performance the past year. Subpar investment choices in the information technology sector - particularly among software & services companies - detracted the most.
•      Stock selection among international developed-market stocks, on the other hand, aided the Funds' relative returns. Picks in Japan and the U.K., along with favorable overall positioning in continental European markets, helped the most. Conversely, a notable underweight in the Asia Pacific ex Japan region and positioning in Canada modestly detracted.
•      Security selection among investment-grade bonds also added value. Corporate bonds issued by banks, real estate investment trusts and insurance companies, along with long-term government-agency mortgage-backed securities, was beneficial.
•      As of September 30, the Funds were overweight U.S. stocks, slightly underweight international developed-market equities and marginally overweight emerging-markets stocks. Exposure to investment-grade bonds and cash remained below the portfolios' target weightings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2014 through September 30, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,243 $10,289 $11,991 $13,184 $13,137 $14,820 $18,718 $14,748 $17,053 $21,581 Fidelity Asset Manager 85% Composite Index℠ $10,000 $9,804 $10,999 $12,766 $14,127 $14,576 $16,182 $20,194 $16,262 $19,121 $24,517 S&P 500® Index $10,000 $9,939 $11,472 $13,607 $16,044 $16,727 $19,260 $25,040 $21,165 $25,741 $35,098 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 22.13% 9.65% 8.00% Class M (without 3.50% sales charge) 26.56% 10.44% 8.38% Fidelity Asset Manager 85% Composite Index℠ 28.22% 10.96% 9.38% S&P 500® Index 36.35% 15.98% 13.38% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,394,805,478
Holdings Count | shares	31
Advisory Fees Paid, Amount	$ 22,543,266
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$4,394,805,478
Number of Holdings	31
Total Advisory Fee	$22,543,266
Portfolio Turnover	16%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 6.7 AAA 0.8 AA 0.0 A 0.5 BBB 2.3 BB 0.3 B 0.1 CCC,CC,C 0.0 D 0.0 Not Rated 0.8 Equities 86.7 Short-Term Investments and Net Other Assets (Liabilities) 1.8 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 19.5 Financials 14.7 Industrials 10.4 Health Care 9.4 Consumer Discretionary 9.0 Communication Services 5.7 Consumer Staples 4.6 Materials 3.6 Energy 2.6 Real Estate 1.9 Utilities 1.8 Equities 85.7 Bonds 12.5 Short-Term Investments and Net Other Assets (Liabilities) 1.8 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 4.0 Microsoft Corp 3.5 Apple Inc 2.5 NVIDIA Corp 2.2 Amazon.com Inc 2.0 Alphabet Inc Class A 1.7 Meta Platforms Inc Class A 1.4 Taiwan Semiconductor Manufacturing Co Ltd 1.3 Fidelity Hedged Equity ETF 1.2 US Treasury Bonds 1.2 21.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Asset Manager 50% - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 50%
Class Name	Fidelity Advisor Asset Manager® 50% Class C
Trading Symbol	FFCMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Asset Manager® 50% for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 174	1.59%

Expenses Paid, Amount	$ 174
Expense Ratio, Percent	1.59%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•      For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•      Within this environment, asset class positioning contributed to the Funds' performance versus the Composite indexes, whereas security selection detracted.
•      The portfolios' core equity allocation strategy contributed to relative returns, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added value, as did a small, out-of-benchmark allocation to real estate investment trusts. In contrast, modest non-index exposure to commodity-related securities weighed on the portfolios' relative results.
•      The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk fixed income categories was advantageous.
•      In terms of security selection, picks among U.S. equities pressured relative performance the past year. Subpar investment choices in the information technology sector - particularly among software & services companies - detracted the most.
•      Stock selection among international developed-market stocks, on the other hand, aided the Funds' relative returns. Picks in Japan and the U.K., along with favorable overall positioning in continental European markets, helped the most. Conversely, a notable underweight in the Asia Pacific ex Japan region and positioning in Canada modestly detracted.
•      Security selection among investment-grade bonds also added value. Corporate bonds issued by banks, real estate investment trusts and insurance companies, along with long-term government-agency mortgage-backed securities, was beneficial.
•      As of September 30, the Funds were overweight U.S. stocks, slightly underweight international developed-market equities and marginally overweight emerging-markets stocks. Exposure to investment-grade bonds and cash remained below the portfolios' target weightings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2014 through September 30, 2024. Initial investment of $10,000. Class C $10,000 $9,748 $10,569 $11,527 $12,096 $12,368 $13,528 $15,573 $12,827 $14,019 $16,818 Fidelity Asset Manager 50% Composite Index℠ $10,000 $9,983 $10,870 $11,882 $12,587 $13,288 $14,511 $16,513 $13,882 $15,395 $18,555 S&P 500® Index $10,000 $9,939 $11,472 $13,607 $16,044 $16,727 $19,260 $25,040 $21,165 $25,741 $35,098 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 18.05% 6.02% 5.34% Class C 19.05% 6.02% 5.34% Fidelity Asset Manager 50% Composite Index℠ 20.52% 6.91% 6.38% S&P 500® Index 36.35% 15.98% 13.38% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 9,809,287,225
Holdings Count | shares	30
Advisory Fees Paid, Amount	$ 46,298,318
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$9,809,287,225
Number of Holdings	30
Total Advisory Fee	$46,298,318
Portfolio Turnover	12%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 21.6 AAA 3.0 AA 0.4 A 2.4 BBB 7.4 BB 1.2 B 1.0 CCC,CC,C 0.1 D 0.0 Not Rated 1.7 Equities 59.7 Short-Term Investments and Net Other Assets (Liabilities) 1.5 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Equities 58.7 Bonds 39.8 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 11.6 US Treasury Bonds 4.0 Microsoft Corp 2.5 Fannie Mae Mortgage pass-thru certificates 1.9 Apple Inc 1.7 Ginnie Mae II Pool 1.6 NVIDIA Corp 1.6 Freddie Mac Gold Pool 1.4 Amazon.com Inc 1.4 Fidelity Hedged Equity ETF 1.3 29.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Asset Manager 60% - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 60%
Class Name	Fidelity Advisor Asset Manager® 60% Class M
Trading Symbol	FSATX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Asset Manager® 60% for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 131	1.18%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•      For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•      Within this environment, asset class positioning contributed to the Funds' performance versus the Composite indexes, whereas security selection detracted.
•      The portfolios' core equity allocation strategy contributed to relative returns, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added value, as did a small, out-of-benchmark allocation to real estate investment trusts. In contrast, modest non-index exposure to commodity-related securities weighed on the portfolios' relative results.
•      The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk fixed income categories was advantageous.
•      In terms of security selection, picks among U.S. equities pressured relative performance the past year. Subpar investment choices in the information technology sector - particularly among software & services companies - detracted the most.
•      Stock selection among international developed-market stocks, on the other hand, aided the Funds' relative returns. Picks in Japan and the U.K., along with favorable overall positioning in continental European markets, helped the most. Conversely, a notable underweight in the Asia Pacific ex Japan region and positioning in Canada modestly detracted.
•      Security selection among investment-grade bonds also added value. Corporate bonds issued by banks, real estate investment trusts and insurance companies, along with long-term government-agency mortgage-backed securities, was beneficial.
•      As of September 30, the Funds were overweight U.S. stocks, slightly underweight international developed-market equities and marginally overweight emerging-markets stocks. Exposure to investment-grade bonds and cash remained below the portfolios' target weightings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2014 through September 30, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,396 $10,306 $11,500 $12,260 $12,506 $13,860 $16,447 $13,376 $14,820 $18,031 Fidelity Asset Manager 60% Composite Index℠ $10,000 $9,938 $10,927 $12,150 $13,023 $13,686 $15,041 $17,573 $14,543 $16,389 $20,130 S&P 500® Index $10,000 $9,939 $11,472 $13,607 $16,044 $16,727 $19,260 $25,040 $21,165 $25,741 $35,098 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 17.41% 6.83% 6.07% Class M (without 3.50% sales charge) 21.67% 7.59% 6.45% Fidelity Asset Manager 60% Composite Index℠ 22.83% 8.02% 7.25% S&P 500® Index 36.35% 15.98% 13.38% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,342,528,444
Holdings Count | shares	30
Advisory Fees Paid, Amount	$ 22,851,823
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$4,342,528,444
Number of Holdings	30
Total Advisory Fee	$22,851,823
Portfolio Turnover	17%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 18.8 AAA 2.7 AA 0.2 A 2.3 BBB 5.6 BB 1.3 B 1.0 CCC,CC,C 0.1 D 0.0 Not Rated 1.5 Equities 66.2 Short-Term Investments and Net Other Assets (Liabilities) 0.3 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 15.2 Financials 11.1 Industrials 7.6 Health Care 6.9 Consumer Discretionary 6.9 Communication Services 4.5 Consumer Staples 3.1 Materials 2.5 Energy 2.0 Real Estate 1.5 Utilities 1.3 Equities 65.2 Bonds 34.5 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 10.4 US Treasury Bonds 3.4 Microsoft Corp 2.7 Apple Inc 1.9 NVIDIA Corp 1.8 Fannie Mae Mortgage pass-thru certificates 1.6 Amazon.com Inc 1.6 Ginnie Mae II Pool 1.4 Alphabet Inc Class A 1.4 Fidelity Hedged Equity ETF 1.3 27.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Asset Manager 85% - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 85%
Class Name	Fidelity Advisor Asset Manager® 85% Class I
Trading Symbol	FEYIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Asset Manager® 85% for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 77	0.68%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•      For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•      Within this environment, asset class positioning contributed to the Funds' performance versus the Composite indexes, whereas security selection detracted.
•      The portfolios' core equity allocation strategy contributed to relative returns, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added value, as did a small, out-of-benchmark allocation to real estate investment trusts. In contrast, modest non-index exposure to commodity-related securities weighed on the portfolios' relative results.
•      The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk fixed income categories was advantageous.
•      In terms of security selection, picks among U.S. equities pressured relative performance the past year. Subpar investment choices in the information technology sector - particularly among software & services companies - detracted the most.
•      Stock selection among international developed-market stocks, on the other hand, aided the Funds' relative returns. Picks in Japan and the U.K., along with favorable overall positioning in continental European markets, helped the most. Conversely, a notable underweight in the Asia Pacific ex Japan region and positioning in Canada modestly detracted.
•      Security selection among investment-grade bonds also added value. Corporate bonds issued by banks, real estate investment trusts and insurance companies, along with long-term government-agency mortgage-backed securities, was beneficial.
•      As of September 30, the Funds were overweight U.S. stocks, slightly underweight international developed-market equities and marginally overweight emerging-markets stocks. Exposure to investment-grade bonds and cash remained below the portfolios' target weightings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2014 through September 30, 2024. Initial investment of $10,000. Class I $10,000 $9,648 $10,798 $12,652 $13,990 $14,011 $15,888 $20,167 $15,977 $18,564 $23,613 Fidelity Asset Manager 85% Composite Index℠ $10,000 $9,804 $10,999 $12,766 $14,127 $14,576 $16,182 $20,194 $16,262 $19,121 $24,517 S&P 500® Index $10,000 $9,939 $11,472 $13,607 $16,044 $16,727 $19,260 $25,040 $21,165 $25,741 $35,098 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 27.20% 11.00% 8.97% Fidelity Asset Manager 85% Composite Index℠ 28.22% 10.96% 9.38% S&P 500® Index 36.35% 15.98% 13.38% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,394,805,478
Holdings Count | shares	31
Advisory Fees Paid, Amount	$ 22,543,266
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$4,394,805,478
Number of Holdings	31
Total Advisory Fee	$22,543,266
Portfolio Turnover	16%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 6.7 AAA 0.8 AA 0.0 A 0.5 BBB 2.3 BB 0.3 B 0.1 CCC,CC,C 0.0 D 0.0 Not Rated 0.8 Equities 86.7 Short-Term Investments and Net Other Assets (Liabilities) 1.8 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 19.5 Financials 14.7 Industrials 10.4 Health Care 9.4 Consumer Discretionary 9.0 Communication Services 5.7 Consumer Staples 4.6 Materials 3.6 Energy 2.6 Real Estate 1.9 Utilities 1.8 Equities 85.7 Bonds 12.5 Short-Term Investments and Net Other Assets (Liabilities) 1.8 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 4.0 Microsoft Corp 3.5 Apple Inc 2.5 NVIDIA Corp 2.2 Amazon.com Inc 2.0 Alphabet Inc Class A 1.7 Meta Platforms Inc Class A 1.4 Taiwan Semiconductor Manufacturing Co Ltd 1.3 Fidelity Hedged Equity ETF 1.2 US Treasury Bonds 1.2 21.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Asset Manager 70%
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 70%
Class Name	Fidelity Asset Manager® 70%
Trading Symbol	FASGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Asset Manager® 70% for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Asset Manager® 70%	$ 71	0.64%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•      For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•      Within this environment, asset class positioning contributed to the Funds' performance versus the Composite indexes, whereas security selection detracted.
•      The portfolios' core equity allocation strategy contributed to relative returns, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added value, as did a small, out-of-benchmark allocation to real estate investment trusts. In contrast, modest non-index exposure to commodity-related securities weighed on the portfolios' relative results.
•      The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk fixed income categories was advantageous.
•      In terms of security selection, picks among U.S. equities pressured relative performance the past year. Subpar investment choices in the information technology sector - particularly among software & services companies - detracted the most.
•      Stock selection among international developed-market stocks, on the other hand, aided the Funds' relative returns. Picks in Japan and the U.K., along with favorable overall positioning in continental European markets, helped the most. Conversely, a notable underweight in the Asia Pacific ex Japan region and positioning in Canada modestly detracted.
•      Security selection among investment-grade bonds also added value. Corporate bonds issued by banks, real estate investment trusts and insurance companies, along with long-term government-agency mortgage-backed securities, was beneficial.
•      As of September 30, the Funds were overweight U.S. stocks, slightly underweight international developed-market equities and marginally overweight emerging-markets stocks. Exposure to investment-grade bonds and cash remained below the portfolios' target weightings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2014 through September 30, 2024. Initial investment of $10,000. Fidelity Asset Manager® 70% $10,000 $9,731 $10,799 $12,337 $13,394 $13,597 $15,248 $18,662 $15,119 $17,154 $21,282 Fidelity Asset Manager 70% Composite Index℠ $10,000 $9,878 $10,939 $12,375 $13,439 $14,002 $15,436 $18,521 $15,214 $17,456 $21,791 S&P 500® Index $10,000 $9,939 $11,472 $13,607 $16,044 $16,727 $19,260 $25,040 $21,165 $25,741 $35,098 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity Asset Manager® 70% 24.06% 9.37% 7.85% Fidelity Asset Manager 70% Composite Index℠ 24.83% 9.25% 8.10% S&P 500® Index 36.35% 15.98% 13.38% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,946,811,467
Holdings Count | shares	29
Advisory Fees Paid, Amount	$ 36,589,346
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$6,946,811,467
Number of Holdings	29
Total Advisory Fee	$36,589,346
Portfolio Turnover	14%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 12.8 AAA 1.6 AA 0.1 A 1.3 BBB 4.2 BB 0.9 B 1.0 CCC,CC,C 0.1 D 0.0 Not Rated 1.1 Equities 75.8 Short-Term Investments and Net Other Assets (Liabilities) 1.1 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 17.2 Financials 12.5 Industrials 9.1 Health Care 8.0 Consumer Discretionary 8.0 Communication Services 5.0 Consumer Staples 3.8 Materials 3.0 Energy 2.4 Real Estate 1.7 Utilities 1.6 Equities 74.8 Bonds 24.1 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 7.2 Microsoft Corp 3.1 US Treasury Bonds 2.3 Apple Inc 2.2 NVIDIA Corp 1.9 Amazon.com Inc 1.8 Alphabet Inc Class A 1.6 Fidelity Hedged Equity ETF 1.3 Meta Platforms Inc Class A 1.3 Taiwan Semiconductor Manufacturing Co Ltd 1.1 23.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Asset Manager 60% - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 60%
Class Name	Fidelity Advisor Asset Manager® 60% Class C
Trading Symbol	FSCNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Asset Manager® 60% for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 187	1.69%

Expenses Paid, Amount	$ 187
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•      For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•      Within this environment, asset class positioning contributed to the Funds' performance versus the Composite indexes, whereas security selection detracted.
•      The portfolios' core equity allocation strategy contributed to relative returns, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added value, as did a small, out-of-benchmark allocation to real estate investment trusts. In contrast, modest non-index exposure to commodity-related securities weighed on the portfolios' relative results.
•      The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk fixed income categories was advantageous.
•      In terms of security selection, picks among U.S. equities pressured relative performance the past year. Subpar investment choices in the information technology sector - particularly among software & services companies - detracted the most.
•      Stock selection among international developed-market stocks, on the other hand, aided the Funds' relative returns. Picks in Japan and the U.K., along with favorable overall positioning in continental European markets, helped the most. Conversely, a notable underweight in the Asia Pacific ex Japan region and positioning in Canada modestly detracted.
•      Security selection among investment-grade bonds also added value. Corporate bonds issued by banks, real estate investment trusts and insurance companies, along with long-term government-agency mortgage-backed securities, was beneficial.
•      As of September 30, the Funds were overweight U.S. stocks, slightly underweight international developed-market equities and marginally overweight emerging-markets stocks. Exposure to investment-grade bonds and cash remained below the portfolios' target weightings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2014 through September 30, 2024. Initial investment of $10,000. Class C $10,000 $9,692 $10,591 $11,749 $12,465 $12,649 $13,950 $16,464 $13,312 $14,788 $18,035 Fidelity Asset Manager 60% Composite Index℠ $10,000 $9,938 $10,927 $12,150 $13,023 $13,686 $15,041 $17,573 $14,543 $16,389 $20,130 S&P 500® Index $10,000 $9,939 $11,472 $13,607 $16,044 $16,727 $19,260 $25,040 $21,165 $25,741 $35,098 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 20.02% 7.04% 6.07% Class C 21.02% 7.04% 6.07% Fidelity Asset Manager 60% Composite Index℠ 22.83% 8.02% 7.25% S&P 500® Index 36.35% 15.98% 13.38% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,342,528,444
Holdings Count | shares	30
Advisory Fees Paid, Amount	$ 22,851,823
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$4,342,528,444
Number of Holdings	30
Total Advisory Fee	$22,851,823
Portfolio Turnover	17%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 18.8 AAA 2.7 AA 0.2 A 2.3 BBB 5.6 BB 1.3 B 1.0 CCC,CC,C 0.1 D 0.0 Not Rated 1.5 Equities 66.2 Short-Term Investments and Net Other Assets (Liabilities) 0.3 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 15.2 Financials 11.1 Industrials 7.6 Health Care 6.9 Consumer Discretionary 6.9 Communication Services 4.5 Consumer Staples 3.1 Materials 2.5 Energy 2.0 Real Estate 1.5 Utilities 1.3 Equities 65.2 Bonds 34.5 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 10.4 US Treasury Bonds 3.4 Microsoft Corp 2.7 Apple Inc 1.9 NVIDIA Corp 1.8 Fannie Mae Mortgage pass-thru certificates 1.6 Amazon.com Inc 1.6 Ginnie Mae II Pool 1.4 Alphabet Inc Class A 1.4 Fidelity Hedged Equity ETF 1.3 27.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Asset Manager 30% - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 30%
Class Name	Fidelity Advisor Asset Manager® 30% Class M
Trading Symbol	FTTNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Asset Manager® 30% for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 112	1.04%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•      For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•      Within this environment, asset class positioning contributed to the Funds' performance versus the Composite indexes, whereas security selection detracted.
•      The portfolios' core equity allocation strategy contributed to relative returns, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added value, as did a small, out-of-benchmark allocation to real estate investment trusts. In contrast, modest non-index exposure to commodity-related securities weighed on the portfolios' relative results.
•      The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk fixed income categories was advantageous.
•      In terms of security selection, picks among U.S. equities pressured relative performance the past year. Subpar investment choices in the information technology sector - particularly among software & services companies - detracted the most.
•      Stock selection among international developed-market stocks, on the other hand, aided the Funds' relative returns. Picks in Japan and the U.K., along with favorable overall positioning in continental European markets, helped the most. Conversely, a notable underweight in the Asia Pacific ex Japan region and positioning in Canada modestly detracted.
•      Security selection among investment-grade bonds also added value. Corporate bonds issued by banks, real estate investment trusts and insurance companies, along with long-term government-agency mortgage-backed securities, was beneficial.
•      As of September 30, the Funds were overweight U.S. stocks, slightly underweight international developed-market equities and marginally overweight emerging-markets stocks. Exposure to investment-grade bonds and cash remained below the portfolios' target weightings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2014 through September 30, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,551 $10,251 $10,847 $11,181 $11,659 $12,531 $13,765 $11,810 $12,459 $14,402 Fidelity Asset Manager 30% Composite Index℠ $10,000 $10,070 $10,748 $11,353 $11,744 $12,500 $13,454 $14,517 $12,581 $13,505 $15,668 Bloomberg U.S. Aggregate Bond Index $10,000 $10,294 $10,829 $10,836 $10,705 $11,807 $12,632 $12,518 $10,691 $10,760 $12,004 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 11.55% 3.58% 3.71% Class M (without 3.50% sales charge) 15.59% 4.32% 4.09% Fidelity Asset Manager 30% Composite Index℠ 16.01% 4.62% 4.59% Bloomberg U.S. Aggregate Bond Index 11.57% 0.33% 1.84% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,050,130,139
Holdings Count | shares	29
Advisory Fees Paid, Amount	$ 8,811,305
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,050,130,139
Number of Holdings	29
Total Advisory Fee	$8,811,305
Portfolio Turnover	19%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 28.3 AAA 4.5 AA 0.3 A 3.4 BBB 9.3 BB 1.4 B 1.1 CCC,CC,C 0.2 D 0.0 Not Rated 2.1 Equities 44.6 Short-Term Investments and Net Other Assets (Liabilities) 4.8 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bonds 51.1 Equities 44.1 Short-Term Investments and Net Other Assets (Liabilities) 4.8 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 15.1 US Treasury Bonds 5.2 Fidelity Low Duration Bond ETF 5.0 Fannie Mae Mortgage pass-thru certificates 2.7 Ginnie Mae II Pool 2.1 Freddie Mac Gold Pool 1.9 Microsoft Corp 1.5 Fidelity Hedged Equity ETF 1.3 Apple Inc 1.1 NVIDIA Corp 1.1 37.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Asset Manager 70% - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 70%
Class Name	Fidelity Advisor Asset Manager® 70% Class M
Trading Symbol	FTASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Asset Manager® 70% for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 131	1.17%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•      For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•      Within this environment, asset class positioning contributed to the Funds' performance versus the Composite indexes, whereas security selection detracted.
•      The portfolios' core equity allocation strategy contributed to relative returns, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added value, as did a small, out-of-benchmark allocation to real estate investment trusts. In contrast, modest non-index exposure to commodity-related securities weighed on the portfolios' relative results.
•      The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk fixed income categories was advantageous.
•      In terms of security selection, picks among U.S. equities pressured relative performance the past year. Subpar investment choices in the information technology sector - particularly among software & services companies - detracted the most.
•      Stock selection among international developed-market stocks, on the other hand, aided the Funds' relative returns. Picks in Japan and the U.K., along with favorable overall positioning in continental European markets, helped the most. Conversely, a notable underweight in the Asia Pacific ex Japan region and positioning in Canada modestly detracted.
•      Security selection among investment-grade bonds also added value. Corporate bonds issued by banks, real estate investment trusts and insurance companies, along with long-term government-agency mortgage-backed securities, was beneficial.
•      As of September 30, the Funds were overweight U.S. stocks, slightly underweight international developed-market equities and marginally overweight emerging-markets stocks. Exposure to investment-grade bonds and cash remained below the portfolios' target weightings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2014 through September 30, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,337 $10,300 $11,703 $12,638 $12,752 $14,226 $17,315 $13,948 $15,742 $19,428 Fidelity Asset Manager 70% Composite Index℠ $10,000 $9,878 $10,939 $12,375 $13,439 $14,002 $15,436 $18,521 $15,214 $17,456 $21,791 S&P 500® Index $10,000 $9,939 $11,472 $13,607 $16,044 $16,727 $19,260 $25,040 $21,165 $25,741 $35,098 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 19.10% 8.01% 6.87% Class M (without 3.50% sales charge) 23.42% 8.78% 7.25% Fidelity Asset Manager 70% Composite Index℠ 24.83% 9.25% 8.10% S&P 500® Index 36.35% 15.98% 13.38% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,946,811,467
Holdings Count | shares	29
Advisory Fees Paid, Amount	$ 36,589,346
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$6,946,811,467
Number of Holdings	29
Total Advisory Fee	$36,589,346
Portfolio Turnover	14%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 12.8 AAA 1.6 AA 0.1 A 1.3 BBB 4.2 BB 0.9 B 1.0 CCC,CC,C 0.1 D 0.0 Not Rated 1.1 Equities 75.8 Short-Term Investments and Net Other Assets (Liabilities) 1.1 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 17.2 Financials 12.5 Industrials 9.1 Health Care 8.0 Consumer Discretionary 8.0 Communication Services 5.0 Consumer Staples 3.8 Materials 3.0 Energy 2.4 Real Estate 1.7 Utilities 1.6 Equities 74.8 Bonds 24.1 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 7.2 Microsoft Corp 3.1 US Treasury Bonds 2.3 Apple Inc 2.2 NVIDIA Corp 1.9 Amazon.com Inc 1.8 Alphabet Inc Class A 1.6 Fidelity Hedged Equity ETF 1.3 Meta Platforms Inc Class A 1.3 Taiwan Semiconductor Manufacturing Co Ltd 1.1 23.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Aggressive Growth Allocation Fund
Shareholder Report [Line Items]
Fund Name	Aggressive Growth Allocation Fund
Class Name	Aggressive Growth Allocation Fund
Trading Symbol	FRAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Aggressive Growth Allocation Fund for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aggressive Growth Allocation Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•For the period, each of the portfolios' major asset classes - domestic equities, international stocks, U.S. investment-grade bonds and short-term debt - generated positive performance.
•The Dow Jones U.S. Total Stock Market Index rose 35.24%, driven higher by the growth-oriented information technology (+50%) and communication services (+41%) sectors. Within the index, interest-rate-sensitive stocks also fared quite well, including utilities (+41%) and financials (+39%). On the other hand, energy (+0.1%), health care (+22%), consumer staples and materials (+25% each), underperformed the broader equity market.
•Outside the U.S., stock market performance on the whole was quite strong, as measured by the 25.27% increase in the MSCI ACWI ex USA Index (Net MA). Developed-market economies in the Asia Pacific Japan region and Canada (+28% each) led the way, followed by Europe ex U.K. (+27%) and the Netherlands (+39%), in particular. In contrast, the U.K. (24%) and Japan (+22%) lagged by comparison. Emerging-markets (+27%) produced robust returns as well - especially Taiwan (+53%) - whereas on the other end of the spectrum, Mexico (-3%) and Brazil (+3%) were unable to keep pace. Other major EM economies, China (+24%) modestly underperformed, while Indian (+41%) equities produced more robust gains.
•As it relates to U.S. investment-grade bonds, the Bloomberg U.S. Aggregate Bond Index rose 11.57%, helped by notable gains during the summer months as the bond market priced in anticipated interest-rate reductions by the U.S. Federal Reserve - which finally began with a 50-basis-point cut on September 18. The full 12-month period was marked by high volatility. Policy action by the U.S. central bank also was a factor driving the performance of short-term bonds (+8.10%), as measured by the Bloomberg U.S. 1-5 Year Government/Credit Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 9, 2022 through September 30, 2024. Initial investment of $10,000. Aggressive Growth Allocation Fund $10,000 $7,870 $9,246 Aggressive Growth Allocation Composite Index℠ $10,000 $7,878 $9,257 S&P 500® Index $10,000 $7,900 $9,608 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Aggressive Growth Allocation Fund 28.94% 6.88% Aggressive Growth Allocation Composite Index℠ 29.01% 6.95% S&P 500® Index 36.35% 10.77% A From February 9, 2022 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Feb. 09, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,316,930
Holdings Count | shares	3
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$1,316,930
Number of Holdings	3
Total Advisory Fee	$0
Portfolio Turnover	7%

Holdings [Text Block]	Domestic Equity Funds 60.1 International Equity Funds 24.9 Bond Funds 15.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Total Market Index Fund 60.1 Fidelity Total International Index Fund 24.9 Fidelity U.S. Bond Index Fund 15.0 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Asset Manager 40% - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 40%
Class Name	Fidelity Advisor Asset Manager® 40% Class I
Trading Symbol	FFNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Asset Manager® 40% for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 58	0.53%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•      For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•      Within this environment, asset class positioning contributed to the Funds' performance versus the Composite indexes, whereas security selection detracted.
•      The portfolios' core equity allocation strategy contributed to relative returns, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added value, as did a small, out-of-benchmark allocation to real estate investment trusts. In contrast, modest non-index exposure to commodity-related securities weighed on the portfolios' relative results.
•      The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk fixed income categories was advantageous.
•      In terms of security selection, picks among U.S. equities pressured relative performance the past year. Subpar investment choices in the information technology sector - particularly among software & services companies - detracted the most.
•      Stock selection among international developed-market stocks, on the other hand, aided the Funds' relative returns. Picks in Japan and the U.K., along with favorable overall positioning in continental European markets, helped the most. Conversely, a notable underweight in the Asia Pacific ex Japan region and positioning in Canada modestly detracted.
•      Security selection among investment-grade bonds also added value. Corporate bonds issued by banks, real estate investment trusts and insurance companies, along with long-term government-agency mortgage-backed securities, was beneficial.
•      As of September 30, the Funds were overweight U.S. stocks, slightly underweight international developed-market equities and marginally overweight emerging-markets stocks. Exposure to investment-grade bonds and cash remained below the portfolios' target weightings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2014 through September 30, 2024. Initial investment of $10,000. Class I $10,000 $9,910 $10,769 $11,665 $12,239 $12,750 $13,943 $15,813 $13,403 $14,447 $17,077 Fidelity Asset Manager 40% Composite Index℠ $10,000 $10,027 $10,811 $11,616 $12,161 $12,893 $13,981 $15,494 $13,227 $14,434 $17,068 Bloomberg U.S. Aggregate Bond Index $10,000 $10,294 $10,829 $10,836 $10,705 $11,807 $12,632 $12,518 $10,691 $10,760 $12,004 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 18.21% 6.02% 5.50% Fidelity Asset Manager 40% Composite Index℠ 18.25% 5.77% 5.49% Bloomberg U.S. Aggregate Bond Index 11.57% 0.33% 1.84% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,315,956,692
Holdings Count | shares	28
Advisory Fees Paid, Amount	$ 9,837,030
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,315,956,692
Number of Holdings	28
Total Advisory Fee	$9,837,030
Portfolio Turnover	13%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 25.3 AAA 3.9 AA 0.2 A 2.8 BBB 8.5 BB 1.3 B 1.1 CCC,CC,C 0.2 D 0.0 Not Rated 2.0 Equities 49.5 Short-Term Investments and Net Other Assets (Liabilities) 5.2 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Equities 49.0 Bonds 45.8 Short-Term Investments and Net Other Assets (Liabilities) 5.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 13.5 US Treasury Bonds 4.7 Fannie Mae Mortgage pass-thru certificates 2.3 Microsoft Corp 2.1 Ginnie Mae II Pool 1.9 Freddie Mac Gold Pool 1.7 Apple Inc 1.4 NVIDIA Corp 1.4 Fidelity Hedged Equity ETF 1.3 Amazon.com Inc 1.2 31.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Asset Manager 50% - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 50%
Class Name	Fidelity Advisor Asset Manager® 50% Class A
Trading Symbol	FFAMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Asset Manager® 50% for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 93	0.85%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•      For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•      Within this environment, asset class positioning contributed to the Funds' performance versus the Composite indexes, whereas security selection detracted.
•      The portfolios' core equity allocation strategy contributed to relative returns, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added value, as did a small, out-of-benchmark allocation to real estate investment trusts. In contrast, modest non-index exposure to commodity-related securities weighed on the portfolios' relative results.
•      The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk fixed income categories was advantageous.
•      In terms of security selection, picks among U.S. equities pressured relative performance the past year. Subpar investment choices in the information technology sector - particularly among software & services companies - detracted the most.
•      Stock selection among international developed-market stocks, on the other hand, aided the Funds' relative returns. Picks in Japan and the U.K., along with favorable overall positioning in continental European markets, helped the most. Conversely, a notable underweight in the Asia Pacific ex Japan region and positioning in Canada modestly detracted.
•      Security selection among investment-grade bonds also added value. Corporate bonds issued by banks, real estate investment trusts and insurance companies, along with long-term government-agency mortgage-backed securities, was beneficial.
•      As of September 30, the Funds were overweight U.S. stocks, slightly underweight international developed-market equities and marginally overweight emerging-markets stocks. Exposure to investment-grade bonds and cash remained below the portfolios' target weightings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2014 through September 30, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,265 $10,116 $11,118 $11,756 $12,116 $13,346 $15,481 $12,846 $14,040 $16,843 Fidelity Asset Manager 50% Composite Index℠ $10,000 $9,983 $10,870 $11,882 $12,587 $13,288 $14,511 $16,513 $13,882 $15,395 $18,555 S&P 500® Index $10,000 $9,939 $11,472 $13,607 $16,044 $16,727 $19,260 $25,040 $21,165 $25,741 $35,098 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 13.07% 5.55% 5.35% Class A (without 5.75% sales charge) 19.97% 6.81% 5.98% Fidelity Asset Manager 50% Composite Index℠ 20.52% 6.91% 6.38% S&P 500® Index 36.35% 15.98% 13.38% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 9,809,287,225
Holdings Count | shares	30
Advisory Fees Paid, Amount	$ 46,298,318
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$9,809,287,225
Number of Holdings	30
Total Advisory Fee	$46,298,318
Portfolio Turnover	12%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 21.6 AAA 3.0 AA 0.4 A 2.4 BBB 7.4 BB 1.2 B 1.0 CCC,CC,C 0.1 D 0.0 Not Rated 1.7 Equities 59.7 Short-Term Investments and Net Other Assets (Liabilities) 1.5 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Equities 58.7 Bonds 39.8 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 11.6 US Treasury Bonds 4.0 Microsoft Corp 2.5 Fannie Mae Mortgage pass-thru certificates 1.9 Apple Inc 1.7 Ginnie Mae II Pool 1.6 NVIDIA Corp 1.6 Freddie Mac Gold Pool 1.4 Amazon.com Inc 1.4 Fidelity Hedged Equity ETF 1.3 29.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Moderate with Income Allocation Fund
Shareholder Report [Line Items]
Fund Name	Moderate with Income Allocation Fund
Class Name	Moderate with Income Allocation Fund
Trading Symbol	FMWIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Moderate with Income Allocation Fund for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Moderate with Income Allocation Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•For the period, each of the portfolios' major asset classes - domestic equities, international stocks, U.S. investment-grade bonds and short-term debt - generated positive performance.
•The Dow Jones U.S. Total Stock Market Index rose 35.24%, driven higher by the growth-oriented information technology (+50%) and communication services (+41%) sectors. Within the index, interest-rate-sensitive stocks also fared quite well, including utilities (+41%) and financials (+39%). On the other hand, energy (+0.1%), health care (+22%), consumer staples and materials (+25% each), underperformed the broader equity market.
•Outside the U.S., stock market performance on the whole was quite strong, as measured by the 25.27% increase in the MSCI ACWI ex USA Index (Net MA). Developed-market economies in the Asia Pacific Japan region and Canada (+28% each) led the way, followed by Europe ex U.K. (+27%) and the Netherlands (+39%), in particular. In contrast, the U.K. (24%) and Japan (+22%) lagged by comparison. Emerging-markets (+27%) produced robust returns as well - especially Taiwan (+53%) - whereas on the other end of the spectrum, Mexico (-3%) and Brazil (+3%) were unable to keep pace. Other major EM economies, China (+24%) modestly underperformed, while Indian (+41%) equities produced more robust gains.
•As it relates to U.S. investment-grade bonds, the Bloomberg U.S. Aggregate Bond Index rose 11.57%, helped by notable gains during the summer months as the bond market priced in anticipated interest-rate reductions by the U.S. Federal Reserve - which finally began with a 50-basis-point cut on September 18. The full 12-month period was marked by high volatility. Policy action by the U.S. central bank also was a factor driving the performance of short-term bonds (+8.10%), as measured by the Bloomberg U.S. 1-5 Year Government/Credit Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 9, 2022 through September 30, 2024. Initial investment of $10,000. Moderate with Income Allocation Fund $10,000 $8,607 $9,200 Moderate with Income Allocation Composite Index℠ $10,000 $8,614 $9,207 Bloomberg U.S. Aggregate Bond Index $10,000 $8,824 $8,880 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Moderate with Income Allocation Fund 16.82% 2.77% Moderate with Income Allocation Composite Index℠ 16.78% 2.78% Bloomberg U.S. Aggregate Bond Index 11.57% -0.35% A From February 9, 2022 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Feb. 09, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 310,036
Holdings Count | shares	4
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$310,036
Number of Holdings	4
Total Advisory Fee	$0
Portfolio Turnover	11%

Holdings [Text Block]	Bond Funds 50.0 Domestic Equity Funds 21.1 Short-Term Funds 19.9 International Equity Funds 9.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity U.S. Bond Index Fund 50.0 Fidelity Total Market Index Fund 21.1 Fidelity Short-Term Bond Index Fund 19.9 Fidelity Total International Index Fund 9.0 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Sustainable Multi-Asset Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Multi-Asset Fund
Class Name	Fidelity® Sustainable Multi-Asset Fund
Trading Symbol	FYMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Multi-Asset Fund for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Multi-Asset Fund	$ 6	0.05%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•Against this backdrop, U.S. equities (+36%) and non-U.S. equities (+27%) were the top-performing asset classes the past 12 months. Long-term Treasurys (+15%) also performed well in absolute terms, as did U.S. investment-grade bonds (+11%).
•Conversely, short-term debt securities (+6%) was the worst-performing asset category this period.
•The fund's performance relative to its composite index was boosted by underlying investment performance, along with active asset allocation positioning.
•In terms of investment performance, the fund's holdings in non-U.S. developed-markets equity funds contributed most, especially an investment in Fidelity Sustainable International Equity Fund (+29.95%), which outperformed its benchmark, the MSCI World ex USA ESG Leaders Index (+25.68%).
•Conversely, investments in U.S. equities detracted from the fund's relative result. Most notable was an investment in Fidelity U.S. Sustainability Index Fund (+36.12%), which trailed its benchmark, the MSCI USA ESG Leaders Index (+36.43%).
•Investments in emerging-markets equities also hurt. In particular, Fidelity Sustainable Emerging Markets Fund gained 24.86% the past 12 months, trailing the 29.65% advance of the MSCI EM ESG Leaders Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 10, 2022 through September 30, 2024. Initial investment of $10,000. Fidelity® Sustainable Multi-Asset Fund $10,000 $7,800 $8,885 Sustainable Multi Asset Composite Index $10,000 $7,960 $9,174 S&P 500® Index $10,000 $8,045 $9,784 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Sustainable Multi-Asset Fund 26.26% 4.45% Sustainable Multi Asset Composite Index 26.20% 5.71% S&P 500® Index 36.35% 11.54% A From February 10, 2022 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Feb. 10, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 27,635,877
Holdings Count | shares	9
Advisory Fees Paid, Amount	$ 20,509
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$27,635,877
Number of Holdings	9
Total Advisory Fee	$20,509
Portfolio Turnover	38%

Holdings [Text Block]	Domestic Equity Funds 41.5 International Equity Funds 33.9 Bond Funds 23.3 Short-Term Funds 1.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity U.S. Sustainability Index Fund 29.0 Fidelity Sustainable International Equity Fund 14.7 Fidelity International Sustainability Index Fund 13.7 Fidelity Sustainable Core Plus Bond Fund 13.1 Fidelity Sustainable U.S. Equity ETF 12.5 Fidelity Inflation-Protected Bond Index Fund 7.5 Fidelity Sustainable Emerging Markets Equity Fund 5.5 Fidelity Long-Term Treasury Bond Index Fund 2.7 Fidelity Sustainable Low Duration Bond Fund 1.3 100.0
Fidelity Advisor Asset Manager 70% - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 70%
Class Name	Fidelity Advisor Asset Manager® 70% Class I
Trading Symbol	FAAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Asset Manager® 70% for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 75	0.67%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•      For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•      Within this environment, asset class positioning contributed to the Funds' performance versus the Composite indexes, whereas security selection detracted.
•      The portfolios' core equity allocation strategy contributed to relative returns, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added value, as did a small, out-of-benchmark allocation to real estate investment trusts. In contrast, modest non-index exposure to commodity-related securities weighed on the portfolios' relative results.
•      The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk fixed income categories was advantageous.
•      In terms of security selection, picks among U.S. equities pressured relative performance the past year. Subpar investment choices in the information technology sector - particularly among software & services companies - detracted the most.
•      Stock selection among international developed-market stocks, on the other hand, aided the Funds' relative returns. Picks in Japan and the U.K., along with favorable overall positioning in continental European markets, helped the most. Conversely, a notable underweight in the Asia Pacific ex Japan region and positioning in Canada modestly detracted.
•      Security selection among investment-grade bonds also added value. Corporate bonds issued by banks, real estate investment trusts and insurance companies, along with long-term government-agency mortgage-backed securities, was beneficial.
•      As of September 30, the Funds were overweight U.S. stocks, slightly underweight international developed-market equities and marginally overweight emerging-markets stocks. Exposure to investment-grade bonds and cash remained below the portfolios' target weightings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2014 through September 30, 2024. Initial investment of $10,000. Class I $10,000 $9,727 $10,789 $12,323 $13,375 $13,570 $15,217 $18,621 $15,078 $17,102 $21,212 Fidelity Asset Manager 70% Composite Index℠ $10,000 $9,878 $10,939 $12,375 $13,439 $14,002 $15,436 $18,521 $15,214 $17,456 $21,791 S&P 500® Index $10,000 $9,939 $11,472 $13,607 $16,044 $16,727 $19,260 $25,040 $21,165 $25,741 $35,098 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 24.03% 9.34% 7.81% Fidelity Asset Manager 70% Composite Index℠ 24.83% 9.25% 8.10% S&P 500® Index 36.35% 15.98% 13.38% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,946,811,467
Holdings Count | shares	29
Advisory Fees Paid, Amount	$ 36,589,346
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$6,946,811,467
Number of Holdings	29
Total Advisory Fee	$36,589,346
Portfolio Turnover	14%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 12.8 AAA 1.6 AA 0.1 A 1.3 BBB 4.2 BB 0.9 B 1.0 CCC,CC,C 0.1 D 0.0 Not Rated 1.1 Equities 75.8 Short-Term Investments and Net Other Assets (Liabilities) 1.1 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 17.2 Financials 12.5 Industrials 9.1 Health Care 8.0 Consumer Discretionary 8.0 Communication Services 5.0 Consumer Staples 3.8 Materials 3.0 Energy 2.4 Real Estate 1.7 Utilities 1.6 Equities 74.8 Bonds 24.1 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 7.2 Microsoft Corp 3.1 US Treasury Bonds 2.3 Apple Inc 2.2 NVIDIA Corp 1.9 Amazon.com Inc 1.8 Alphabet Inc Class A 1.6 Fidelity Hedged Equity ETF 1.3 Meta Platforms Inc Class A 1.3 Taiwan Semiconductor Manufacturing Co Ltd 1.1 23.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Asset Manager 20%
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 20%
Class Name	Fidelity Asset Manager® 20%
Trading Symbol	FASIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Asset Manager® 20% for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Asset Manager® 20%	$ 51	0.48%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•Within this environment, asset class positioning contributed to the Funds' performance versus the Composite indexes, whereas security selection detracted.
•The portfolios' core equity allocation strategy contributed to relative returns, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added value, as did a small, out-of-benchmark allocation to real estate investment trusts. In contrast, modest non-index exposure to commodity-related securities weighed on the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk fixed income categories was advantageous.
•In terms of security selection, picks among U.S. equities pressured relative performance the past year. Subpar investment choices in the information technology sector - particularly among software & services companies - detracted the most.
•Stock selection among international developed-market stocks, on the other hand, aided the Funds' relative returns. Picks in Japan and the U.K., along with favorable overall positioning in continental European markets, helped the most. Conversely, a notable underweight in the Asia Pacific ex Japan region and positioning in Canada modestly detracted.
•Security selection among investment-grade bonds also added value. Corporate bonds issued by banks, real estate investment trusts and insurance companies, along with long-term government-agency mortgage-backed securities, was beneficial.
•As of September 30, the Funds were overweight U.S. stocks, slightly underweight international developed-market equities and marginally overweight emerging-markets stocks. Exposure to investment-grade bonds and cash remained below the portfolios' target weightings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2014 through September 30, 2024. Initial investment of $10,000. Fidelity Asset Manager® 20% $10,000 $9,996 $10,654 $11,123 $11,421 $12,020 $12,776 $13,700 $12,136 $12,670 $14,411 Fidelity Asset Manager 20% Composite Index℠ $10,000 $10,098 $10,643 $11,053 $11,313 $12,040 $12,819 $13,471 $11,947 $12,640 $14,345 Bloomberg U.S. Aggregate Bond Index $10,000 $10,294 $10,829 $10,836 $10,705 $11,807 $12,632 $12,518 $10,691 $10,760 $12,004 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity Asset Manager® 20% 13.74% 3.69% 3.72% Fidelity Asset Manager 20% Composite Index℠ 13.49% 3.57% 3.67% Bloomberg U.S. Aggregate Bond Index 11.57% 0.33% 1.84% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,381,662,065
Holdings Count | shares	30
Advisory Fees Paid, Amount	$ 22,766,476
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$5,381,662,065
Number of Holdings	30
Total Advisory Fee	$22,766,476
Portfolio Turnover	24%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 28.4 AAA 4.5 AA 0.3 A 3.4 BBB 9.3 BB 1.4 B 1.1 CCC,CC,C 0.2 D 0.0 Not Rated 2.1 Equities 34.9 Short-Term Investments and Net Other Assets (Liabilities) 14.4 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bonds 51.2 Equities 34.4 Short-Term Investments and Net Other Assets (Liabilities) 14.4 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 15.2 US Treasury Bonds 5.2 Fidelity Low Duration Bond ETF 5.0 Fannie Mae Mortgage pass-thru certificates 2.7 Ginnie Mae II Pool 2.1 Freddie Mac Gold Pool 1.9 Fidelity Hedged Equity ETF 1.3 Microsoft Corp 1.3 Uniform Mortgage Backed Securities 1.0 Apple Inc 0.8 36.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Asset Manager 60%
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 60%
Class Name	Fidelity Asset Manager® 60%
Trading Symbol	FSANX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Asset Manager® 60% for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Asset Manager® 60%	$ 71	0.64%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•      For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•      Within this environment, asset class positioning contributed to the Funds' performance versus the Composite indexes, whereas security selection detracted.
•      The portfolios' core equity allocation strategy contributed to relative returns, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added value, as did a small, out-of-benchmark allocation to real estate investment trusts. In contrast, modest non-index exposure to commodity-related securities weighed on the portfolios' relative results.
•      The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk fixed income categories was advantageous.
•      In terms of security selection, picks among U.S. equities pressured relative performance the past year. Subpar investment choices in the information technology sector - particularly among software & services companies - detracted the most.
•      Stock selection among international developed-market stocks, on the other hand, aided the Funds' relative returns. Picks in Japan and the U.K., along with favorable overall positioning in continental European markets, helped the most. Conversely, a notable underweight in the Asia Pacific ex Japan region and positioning in Canada modestly detracted.
•      Security selection among investment-grade bonds also added value. Corporate bonds issued by banks, real estate investment trusts and insurance companies, along with long-term government-agency mortgage-backed securities, was beneficial.
•      As of September 30, the Funds were overweight U.S. stocks, slightly underweight international developed-market equities and marginally overweight emerging-markets stocks. Exposure to investment-grade bonds and cash remained below the portfolios' target weightings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2014 through September 30, 2024. Initial investment of $10,000. Fidelity Asset Manager® 60% $10,000 $9,797 $10,808 $12,125 $12,995 $13,333 $14,866 $17,733 $14,505 $16,156 $19,761 Fidelity Asset Manager 60% Composite Index℠ $10,000 $9,938 $10,927 $12,150 $13,023 $13,686 $15,041 $17,573 $14,543 $16,389 $20,130 S&P 500® Index $10,000 $9,939 $11,472 $13,607 $16,044 $16,727 $19,260 $25,040 $21,165 $25,741 $35,098 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity Asset Manager® 60% 22.31% 8.19% 7.05% Fidelity Asset Manager 60% Composite Index℠ 22.83% 8.02% 7.25% S&P 500® Index 36.35% 15.98% 13.38% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,342,528,444
Holdings Count | shares	30
Advisory Fees Paid, Amount	$ 22,851,823
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$4,342,528,444
Number of Holdings	30
Total Advisory Fee	$22,851,823
Portfolio Turnover	17%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 18.8 AAA 2.7 AA 0.2 A 2.3 BBB 5.6 BB 1.3 B 1.0 CCC,CC,C 0.1 D 0.0 Not Rated 1.5 Equities 66.2 Short-Term Investments and Net Other Assets (Liabilities) 0.3 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 15.2 Financials 11.1 Industrials 7.6 Health Care 6.9 Consumer Discretionary 6.9 Communication Services 4.5 Consumer Staples 3.1 Materials 2.5 Energy 2.0 Real Estate 1.5 Utilities 1.3 Equities 65.2 Bonds 34.5 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 10.4 US Treasury Bonds 3.4 Microsoft Corp 2.7 Apple Inc 1.9 NVIDIA Corp 1.8 Fannie Mae Mortgage pass-thru certificates 1.6 Amazon.com Inc 1.6 Ginnie Mae II Pool 1.4 Alphabet Inc Class A 1.4 Fidelity Hedged Equity ETF 1.3 27.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Asset Manager 85%
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 85%
Class Name	Fidelity Asset Manager® 85%
Trading Symbol	FAMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Asset Manager® 85% for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Asset Manager® 85%	$ 74	0.65%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•      For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•      Within this environment, asset class positioning contributed to the Funds' performance versus the Composite indexes, whereas security selection detracted.
•      The portfolios' core equity allocation strategy contributed to relative returns, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added value, as did a small, out-of-benchmark allocation to real estate investment trusts. In contrast, modest non-index exposure to commodity-related securities weighed on the portfolios' relative results.
•      The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk fixed income categories was advantageous.
•      In terms of security selection, picks among U.S. equities pressured relative performance the past year. Subpar investment choices in the information technology sector - particularly among software & services companies - detracted the most.
•      Stock selection among international developed-market stocks, on the other hand, aided the Funds' relative returns. Picks in Japan and the U.K., along with favorable overall positioning in continental European markets, helped the most. Conversely, a notable underweight in the Asia Pacific ex Japan region and positioning in Canada modestly detracted.
•      Security selection among investment-grade bonds also added value. Corporate bonds issued by banks, real estate investment trusts and insurance companies, along with long-term government-agency mortgage-backed securities, was beneficial.
•      As of September 30, the Funds were overweight U.S. stocks, slightly underweight international developed-market equities and marginally overweight emerging-markets stocks. Exposure to investment-grade bonds and cash remained below the portfolios' target weightings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2014 through September 30, 2024. Initial investment of $10,000. Fidelity Asset Manager® 85% $10,000 $9,646 $10,796 $12,653 $13,996 $14,025 $15,909 $20,205 $16,009 $18,605 $23,671 Fidelity Asset Manager 85% Composite Index℠ $10,000 $9,804 $10,999 $12,766 $14,127 $14,576 $16,182 $20,194 $16,262 $19,121 $24,517 S&P 500® Index $10,000 $9,939 $11,472 $13,607 $16,044 $16,727 $19,260 $25,040 $21,165 $25,741 $35,098 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity Asset Manager® 85% 27.23% 11.04% 9.00% Fidelity Asset Manager 85% Composite Index℠ 28.22% 10.96% 9.38% S&P 500® Index 36.35% 15.98% 13.38% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,394,805,478
Holdings Count | shares	31
Advisory Fees Paid, Amount	$ 22,543,266
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$4,394,805,478
Number of Holdings	31
Total Advisory Fee	$22,543,266
Portfolio Turnover	16%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 6.7 AAA 0.8 AA 0.0 A 0.5 BBB 2.3 BB 0.3 B 0.1 CCC,CC,C 0.0 D 0.0 Not Rated 0.8 Equities 86.7 Short-Term Investments and Net Other Assets (Liabilities) 1.8 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 19.5 Financials 14.7 Industrials 10.4 Health Care 9.4 Consumer Discretionary 9.0 Communication Services 5.7 Consumer Staples 4.6 Materials 3.6 Energy 2.6 Real Estate 1.9 Utilities 1.8 Equities 85.7 Bonds 12.5 Short-Term Investments and Net Other Assets (Liabilities) 1.8 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 4.0 Microsoft Corp 3.5 Apple Inc 2.5 NVIDIA Corp 2.2 Amazon.com Inc 2.0 Alphabet Inc Class A 1.7 Meta Platforms Inc Class A 1.4 Taiwan Semiconductor Manufacturing Co Ltd 1.3 Fidelity Hedged Equity ETF 1.2 US Treasury Bonds 1.2 21.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Asset Manager 60% - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 60%
Class Name	Fidelity Advisor Asset Manager® 60% Class I
Trading Symbol	FSNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Asset Manager® 60% for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 77	0.69%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•      For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•      Within this environment, asset class positioning contributed to the Funds' performance versus the Composite indexes, whereas security selection detracted.
•      The portfolios' core equity allocation strategy contributed to relative returns, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added value, as did a small, out-of-benchmark allocation to real estate investment trusts. In contrast, modest non-index exposure to commodity-related securities weighed on the portfolios' relative results.
•      The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk fixed income categories was advantageous.
•      In terms of security selection, picks among U.S. equities pressured relative performance the past year. Subpar investment choices in the information technology sector - particularly among software & services companies - detracted the most.
•      Stock selection among international developed-market stocks, on the other hand, aided the Funds' relative returns. Picks in Japan and the U.K., along with favorable overall positioning in continental European markets, helped the most. Conversely, a notable underweight in the Asia Pacific ex Japan region and positioning in Canada modestly detracted.
•      Security selection among investment-grade bonds also added value. Corporate bonds issued by banks, real estate investment trusts and insurance companies, along with long-term government-agency mortgage-backed securities, was beneficial.
•      As of September 30, the Funds were overweight U.S. stocks, slightly underweight international developed-market equities and marginally overweight emerging-markets stocks. Exposure to investment-grade bonds and cash remained below the portfolios' target weightings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2014 through September 30, 2024. Initial investment of $10,000. Class I $10,000 $9,792 $10,808 $12,122 $12,985 $13,317 $14,840 $17,690 $14,458 $16,106 $19,686 Fidelity Asset Manager 60% Composite Index℠ $10,000 $9,938 $10,927 $12,150 $13,023 $13,686 $15,041 $17,573 $14,543 $16,389 $20,130 S&P 500® Index $10,000 $9,939 $11,472 $13,607 $16,044 $16,727 $19,260 $25,040 $21,165 $25,741 $35,098 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 22.23% 8.13% 7.01% Fidelity Asset Manager 60% Composite Index℠ 22.83% 8.02% 7.25% S&P 500® Index 36.35% 15.98% 13.38% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,342,528,444
Holdings Count | shares	30
Advisory Fees Paid, Amount	$ 22,851,823
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$4,342,528,444
Number of Holdings	30
Total Advisory Fee	$22,851,823
Portfolio Turnover	17%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 18.8 AAA 2.7 AA 0.2 A 2.3 BBB 5.6 BB 1.3 B 1.0 CCC,CC,C 0.1 D 0.0 Not Rated 1.5 Equities 66.2 Short-Term Investments and Net Other Assets (Liabilities) 0.3 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 15.2 Financials 11.1 Industrials 7.6 Health Care 6.9 Consumer Discretionary 6.9 Communication Services 4.5 Consumer Staples 3.1 Materials 2.5 Energy 2.0 Real Estate 1.5 Utilities 1.3 Equities 65.2 Bonds 34.5 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 10.4 US Treasury Bonds 3.4 Microsoft Corp 2.7 Apple Inc 1.9 NVIDIA Corp 1.8 Fannie Mae Mortgage pass-thru certificates 1.6 Amazon.com Inc 1.6 Ginnie Mae II Pool 1.4 Alphabet Inc Class A 1.4 Fidelity Hedged Equity ETF 1.3 27.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Asset Manager 20% - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 20%
Class Name	Fidelity Advisor Asset Manager® 20% Class C
Trading Symbol	FTCWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Asset Manager® 20% for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 160	1.51%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.51%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•Within this environment, asset class positioning contributed to the Funds' performance versus the Composite indexes, whereas security selection detracted.
•The portfolios' core equity allocation strategy contributed to relative returns, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added value, as did a small, out-of-benchmark allocation to real estate investment trusts. In contrast, modest non-index exposure to commodity-related securities weighed on the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk fixed income categories was advantageous.
•In terms of security selection, picks among U.S. equities pressured relative performance the past year. Subpar investment choices in the information technology sector - particularly among software & services companies - detracted the most.
•Stock selection among international developed-market stocks, on the other hand, aided the Funds' relative returns. Picks in Japan and the U.K., along with favorable overall positioning in continental European markets, helped the most. Conversely, a notable underweight in the Asia Pacific ex Japan region and positioning in Canada modestly detracted.
•Security selection among investment-grade bonds also added value. Corporate bonds issued by banks, real estate investment trusts and insurance companies, along with long-term government-agency mortgage-backed securities, was beneficial.
•As of September 30, the Funds were overweight U.S. stocks, slightly underweight international developed-market equities and marginally overweight emerging-markets stocks. Exposure to investment-grade bonds and cash remained below the portfolios' target weightings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2014 through September 30, 2024. Initial investment of $10,000. Class C $10,000 $9,891 $10,434 $10,773 $10,944 $11,388 $11,983 $12,714 $11,137 $11,590 $13,145 Fidelity Asset Manager 20% Composite Index℠ $10,000 $10,098 $10,643 $11,053 $11,313 $12,040 $12,819 $13,471 $11,947 $12,640 $14,345 Bloomberg U.S. Aggregate Bond Index $10,000 $10,294 $10,829 $10,836 $10,705 $11,807 $12,632 $12,518 $10,691 $10,760 $12,004 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 11.52% 2.61% 2.77% Class C 12.52% 2.61% 2.77% Fidelity Asset Manager 20% Composite Index℠ 13.49% 3.57% 3.67% Bloomberg U.S. Aggregate Bond Index 11.57% 0.33% 1.84% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,381,662,065
Holdings Count | shares	30
Advisory Fees Paid, Amount	$ 22,766,476
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$5,381,662,065
Number of Holdings	30
Total Advisory Fee	$22,766,476
Portfolio Turnover	24%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 28.4 AAA 4.5 AA 0.3 A 3.4 BBB 9.3 BB 1.4 B 1.1 CCC,CC,C 0.2 D 0.0 Not Rated 2.1 Equities 34.9 Short-Term Investments and Net Other Assets (Liabilities) 14.4 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bonds 51.2 Equities 34.4 Short-Term Investments and Net Other Assets (Liabilities) 14.4 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 15.2 US Treasury Bonds 5.2 Fidelity Low Duration Bond ETF 5.0 Fannie Mae Mortgage pass-thru certificates 2.7 Ginnie Mae II Pool 2.1 Freddie Mac Gold Pool 1.9 Fidelity Hedged Equity ETF 1.3 Microsoft Corp 1.3 Uniform Mortgage Backed Securities 1.0 Apple Inc 0.8 36.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Asset Manager 50% - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 50%
Class Name	Fidelity Advisor Asset Manager® 50% Class Z
Trading Symbol	FIKZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Asset Manager® 50% for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 53	0.48%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•      For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•      Within this environment, asset class positioning contributed to the Funds' performance versus the Composite indexes, whereas security selection detracted.
•      The portfolios' core equity allocation strategy contributed to relative returns, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added value, as did a small, out-of-benchmark allocation to real estate investment trusts. In contrast, modest non-index exposure to commodity-related securities weighed on the portfolios' relative results.
•      The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk fixed income categories was advantageous.
•      In terms of security selection, picks among U.S. equities pressured relative performance the past year. Subpar investment choices in the information technology sector - particularly among software & services companies - detracted the most.
•      Stock selection among international developed-market stocks, on the other hand, aided the Funds' relative returns. Picks in Japan and the U.K., along with favorable overall positioning in continental European markets, helped the most. Conversely, a notable underweight in the Asia Pacific ex Japan region and positioning in Canada modestly detracted.
•      Security selection among investment-grade bonds also added value. Corporate bonds issued by banks, real estate investment trusts and insurance companies, along with long-term government-agency mortgage-backed securities, was beneficial.
•      As of September 30, the Funds were overweight U.S. stocks, slightly underweight international developed-market equities and marginally overweight emerging-markets stocks. Exposure to investment-grade bonds and cash remained below the portfolios' target weightings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through September 30, 2024. Initial investment of $10,000. Class Z $10,000 $10,361 $11,456 $13,338 $11,109 $12,188 $14,676 Fidelity Asset Manager 50% Composite Index℠ $10,000 $10,568 $11,540 $13,133 $11,040 $12,244 $14,757 S&P 500® Index $10,000 $10,391 $11,965 $15,556 $13,149 $15,991 $21,804 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 20.41% 7.21% 6.60% Fidelity Asset Manager 50% Composite Index℠ 20.52% 6.91% 6.70% S&P 500® Index 36.35% 15.98% 13.87% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 9,809,287,225
Holdings Count | shares	30
Advisory Fees Paid, Amount	$ 46,298,318
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$9,809,287,225
Number of Holdings	30
Total Advisory Fee	$46,298,318
Portfolio Turnover	12%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 21.6 AAA 3.0 AA 0.4 A 2.4 BBB 7.4 BB 1.2 B 1.0 CCC,CC,C 0.1 D 0.0 Not Rated 1.7 Equities 59.7 Short-Term Investments and Net Other Assets (Liabilities) 1.5 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Equities 58.7 Bonds 39.8 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 11.6 US Treasury Bonds 4.0 Microsoft Corp 2.5 Fannie Mae Mortgage pass-thru certificates 1.9 Apple Inc 1.7 Ginnie Mae II Pool 1.6 NVIDIA Corp 1.6 Freddie Mac Gold Pool 1.4 Amazon.com Inc 1.4 Fidelity Hedged Equity ETF 1.3 29.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Multi-Asset Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Multi-Asset Fund
Class Name	Fidelity Advisor® Sustainable Multi-Asset Fund Class M
Trading Symbol	FYMMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Multi-Asset Fund for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 62	0.55%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•Against this backdrop, U.S. equities (+36%) and non-U.S. equities (+27%) were the top-performing asset classes the past 12 months. Long-term Treasurys (+15%) also performed well in absolute terms, as did U.S. investment-grade bonds (+11%).
•Conversely, short-term debt securities (+6%) was the worst-performing asset category this period.
•The fund's performance relative to its composite index was boosted by underlying investment performance, along with active asset allocation positioning.
•In terms of investment performance, the fund's holdings in non-U.S. developed-markets equity funds contributed most, especially an investment in Fidelity Sustainable International Equity Fund (+29.95%), which outperformed its benchmark, the MSCI World ex USA ESG Leaders Index (+25.68%).
•Conversely, investments in U.S. equities detracted from the fund's relative result. Most notable was an investment in Fidelity U.S. Sustainability Index Fund (+36.12%), which trailed its benchmark, the MSCI USA ESG Leaders Index (+36.43%).
•Investments in emerging-markets equities also hurt. In particular, Fidelity Sustainable Emerging Markets Fund gained 24.86% the past 12 months, trailing the 29.65% advance of the MSCI EM ESG Leaders Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 10, 2022 through September 30, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $7,498 $8,507 Sustainable Multi Asset Composite Index $10,000 $7,960 $9,174 S&P 500® Index $10,000 $8,045 $9,784 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class M (incl. 3.50% sales charge) 21.15% 2.53% Class M (without 3.50% sales charge) 25.55% 3.92% Sustainable Multi Asset Composite Index 26.20% 5.71% S&P 500® Index 36.35% 11.54% A From February 10, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Feb. 10, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 27,635,877
Holdings Count | shares	9
Advisory Fees Paid, Amount	$ 20,509
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$27,635,877
Number of Holdings	9
Total Advisory Fee	$20,509
Portfolio Turnover	38%

Holdings [Text Block]	Domestic Equity Funds 41.5 International Equity Funds 33.9 Bond Funds 23.3 Short-Term Funds 1.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity U.S. Sustainability Index Fund 29.0 Fidelity Sustainable International Equity Fund 14.7 Fidelity International Sustainability Index Fund 13.7 Fidelity Sustainable Core Plus Bond Fund 13.1 Fidelity Sustainable U.S. Equity ETF 12.5 Fidelity Inflation-Protected Bond Index Fund 7.5 Fidelity Sustainable Emerging Markets Equity Fund 5.5 Fidelity Long-Term Treasury Bond Index Fund 2.7 Fidelity Sustainable Low Duration Bond Fund 1.3 100.0
Fidelity Advisor Sustainable Multi-Asset Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Multi-Asset Fund
Class Name	Fidelity Advisor® Sustainable Multi-Asset Fund Class A
Trading Symbol	FYMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Multi-Asset Fund for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 34	0.30%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•Against this backdrop, U.S. equities (+36%) and non-U.S. equities (+27%) were the top-performing asset classes the past 12 months. Long-term Treasurys (+15%) also performed well in absolute terms, as did U.S. investment-grade bonds (+11%).
•Conversely, short-term debt securities (+6%) was the worst-performing asset category this period.
•The fund's performance relative to its composite index was boosted by underlying investment performance, along with active asset allocation positioning.
•In terms of investment performance, the fund's holdings in non-U.S. developed-markets equity funds contributed most, especially an investment in Fidelity Sustainable International Equity Fund (+29.95%), which outperformed its benchmark, the MSCI World ex USA ESG Leaders Index (+25.68%).
•Conversely, investments in U.S. equities detracted from the fund's relative result. Most notable was an investment in Fidelity U.S. Sustainability Index Fund (+36.12%), which trailed its benchmark, the MSCI USA ESG Leaders Index (+36.43%).
•Investments in emerging-markets equities also hurt. In particular, Fidelity Sustainable Emerging Markets Fund gained 24.86% the past 12 months, trailing the 29.65% advance of the MSCI EM ESG Leaders Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 10, 2022 through September 30, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $7,342 $8,337 Sustainable Multi Asset Composite Index $10,000 $7,960 $9,174 S&P 500® Index $10,000 $8,045 $9,784 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class A (incl. 5.75% sales charge) 18.71% 1.87% Class A (without 5.75% sales charge) 25.95% 4.18% Sustainable Multi Asset Composite Index 26.20% 5.71% S&P 500® Index 36.35% 11.54% A From February 10, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Feb. 10, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 27,635,877
Holdings Count | shares	9
Advisory Fees Paid, Amount	$ 20,509
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$27,635,877
Number of Holdings	9
Total Advisory Fee	$20,509
Portfolio Turnover	38%

Holdings [Text Block]	Domestic Equity Funds 41.5 International Equity Funds 33.9 Bond Funds 23.3 Short-Term Funds 1.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity U.S. Sustainability Index Fund 29.0 Fidelity Sustainable International Equity Fund 14.7 Fidelity International Sustainability Index Fund 13.7 Fidelity Sustainable Core Plus Bond Fund 13.1 Fidelity Sustainable U.S. Equity ETF 12.5 Fidelity Inflation-Protected Bond Index Fund 7.5 Fidelity Sustainable Emerging Markets Equity Fund 5.5 Fidelity Long-Term Treasury Bond Index Fund 2.7 Fidelity Sustainable Low Duration Bond Fund 1.3 100.0
Fidelity Health Savings Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Health Savings Fund
Class Name	Fidelity® Health Savings Fund
Trading Symbol	FHLSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Health Savings Fund for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Health Savings Fund	$ 49	0.45%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•Within this environment, asset class positioning contributed to the fund's performance versus the Composite index, whereas security selection modestly detracted.
•The fund's core equity allocation strategy contributed to relative performance, driven by outsized exposure to international developed- and emerging-markets stocks. The portfolio's equal-weight positioning in U.S. equities had a neutral effect versus the Composite index. Small, out-of-benchmark allocations to real estate investment trusts and commodities also did not have a material impact on relative performance the past year.
•The fund's fixed-income positioning slightly weighed on performance compared with the index. Here, an underweight in investment-grade bonds in favor of higher-risk fixed income categories was beneficial. In contrast, an overweight allocation to Treasury Inflation-Protected Securities and an out-of-benchmark cash stake detracted from the portfolio's relative return.
•In terms of security selection, picks among U.S. equities pressured relative performance the past year. Investment choices in the information technology sector - particularly among software & services companies - detracted the most.
•Stock selection among international developed-markets stocks, on the other hand, aided the fund's relative return. Picks in Japan and the U.K., along with favorable overall positioning in continental European markets, helped the most.
•Security selection among investment-grade bonds also added value. Corporate debt issued by banks, REITs and insurance companies, along with long-term government-agency mortgage-backed securities, contributed the most. Picks in emerging-markets debt was beneficial as well.
•As of September 30, the fund was overweight international developed-market and emerging-markets equities, with a slight overweight in U.S. stocks. Exposure to investment-grade and long-term U.S. Treasurys stayed below the portfolio's target weightings, while the allocation to TIPS remained above.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE March 2, 2020 through September 30, 2024. Initial investment of $10,000. Fidelity® Health Savings Fund $10,000 $10,541 $11,469 $9,637 $10,153 Fidelity Health Savings Composite Index℠ $10,000 $10,435 $11,259 $9,770 $10,487 Fidelity Health Savings Extended Composite Index℠ $10,000 $10,428 $11,209 $9,389 $10,016 Bloomberg U.S. Aggregate Bond Index $10,000 $10,278 $10,186 $8,699 $8,755 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Health Savings Fund 17.02% 3.83% Fidelity Health Savings Composite Index℠ 16.27% 4.42% Fidelity Health Savings Extended Composite Index℠ 17.35% 3.59% Bloomberg U.S. Aggregate Bond Index 11.57% -0.51% A From March 2, 2020 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Mar. 02, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 61,183,047
Holdings Count | shares	12
Advisory Fees Paid, Amount	$ 224,999
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$61,183,047
Number of Holdings	12
Total Advisory Fee	$224,999
Portfolio Turnover	28%

Holdings [Text Block]	Bonds 39.1 Common Stocks 33.6 Fixed-Income Funds 26.8 Preferred Securities 0.3 Domestic Equity Funds 0.3 Preferred Stocks 0.0 Options 0.0 Alternative Funds 0.0 Purchased Options 0.0 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity International Bond Index Fund 21.0 US Treasury Notes 17.3 Fidelity Long-Term Treasury Bond Index Fund 5.8 US Treasury Bonds 3.6 Microsoft Corp 1.4 Apple Inc 1.1 Fannie Mae Mortgage pass-thru certificates 0.9 NVIDIA Corp 0.9 Ginnie Mae II Pool 0.8 Amazon.com Inc 0.8 53.6
Fidelity Advisor Asset Manager 60% - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 60%
Class Name	Fidelity Advisor Asset Manager® 60% Class A
Trading Symbol	FSAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Asset Manager® 60% for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 105	0.94%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•      For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•      Within this environment, asset class positioning contributed to the Funds' performance versus the Composite indexes, whereas security selection detracted.
•      The portfolios' core equity allocation strategy contributed to relative returns, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added value, as did a small, out-of-benchmark allocation to real estate investment trusts. In contrast, modest non-index exposure to commodity-related securities weighed on the portfolios' relative results.
•      The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk fixed income categories was advantageous.
•      In terms of security selection, picks among U.S. equities pressured relative performance the past year. Subpar investment choices in the information technology sector - particularly among software & services companies - detracted the most.
•      Stock selection among international developed-market stocks, on the other hand, aided the Funds' relative returns. Picks in Japan and the U.K., along with favorable overall positioning in continental European markets, helped the most. Conversely, a notable underweight in the Asia Pacific ex Japan region and positioning in Canada modestly detracted.
•      Security selection among investment-grade bonds also added value. Corporate bonds issued by banks, real estate investment trusts and insurance companies, along with long-term government-agency mortgage-backed securities, was beneficial.
•      As of September 30, the Funds were overweight U.S. stocks, slightly underweight international developed-market equities and marginally overweight emerging-markets stocks. Exposure to investment-grade bonds and cash remained below the portfolios' target weightings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2014 through September 30, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,203 $10,132 $11,334 $12,105 $12,376 $13,753 $16,352 $13,333 $14,811 $18,063 Fidelity Asset Manager 60% Composite Index℠ $10,000 $9,938 $10,927 $12,150 $13,023 $13,686 $15,041 $17,573 $14,543 $16,389 $20,130 S&P 500® Index $10,000 $9,939 $11,472 $13,607 $16,044 $16,727 $19,260 $25,040 $21,165 $25,741 $35,098 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 14.94% 6.59% 6.09% Class A (without 5.75% sales charge) 21.95% 7.86% 6.72% Fidelity Asset Manager 60% Composite Index℠ 22.83% 8.02% 7.25% S&P 500® Index 36.35% 15.98% 13.38% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,342,528,444
Holdings Count | shares	30
Advisory Fees Paid, Amount	$ 22,851,823
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$4,342,528,444
Number of Holdings	30
Total Advisory Fee	$22,851,823
Portfolio Turnover	17%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 18.8 AAA 2.7 AA 0.2 A 2.3 BBB 5.6 BB 1.3 B 1.0 CCC,CC,C 0.1 D 0.0 Not Rated 1.5 Equities 66.2 Short-Term Investments and Net Other Assets (Liabilities) 0.3 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 15.2 Financials 11.1 Industrials 7.6 Health Care 6.9 Consumer Discretionary 6.9 Communication Services 4.5 Consumer Staples 3.1 Materials 2.5 Energy 2.0 Real Estate 1.5 Utilities 1.3 Equities 65.2 Bonds 34.5 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 10.4 US Treasury Bonds 3.4 Microsoft Corp 2.7 Apple Inc 1.9 NVIDIA Corp 1.8 Fannie Mae Mortgage pass-thru certificates 1.6 Amazon.com Inc 1.6 Ginnie Mae II Pool 1.4 Alphabet Inc Class A 1.4 Fidelity Hedged Equity ETF 1.3 27.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Asset Manager 30% - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 30%
Class Name	Fidelity Advisor Asset Manager® 30% Class Z
Trading Symbol	FIKWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Asset Manager® 30% for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 51	0.47%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•      For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•      Within this environment, asset class positioning contributed to the Funds' performance versus the Composite indexes, whereas security selection detracted.
•      The portfolios' core equity allocation strategy contributed to relative returns, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added value, as did a small, out-of-benchmark allocation to real estate investment trusts. In contrast, modest non-index exposure to commodity-related securities weighed on the portfolios' relative results.
•      The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk fixed income categories was advantageous.
•      In terms of security selection, picks among U.S. equities pressured relative performance the past year. Subpar investment choices in the information technology sector - particularly among software & services companies - detracted the most.
•      Stock selection among international developed-market stocks, on the other hand, aided the Funds' relative returns. Picks in Japan and the U.K., along with favorable overall positioning in continental European markets, helped the most. Conversely, a notable underweight in the Asia Pacific ex Japan region and positioning in Canada modestly detracted.
•      Security selection among investment-grade bonds also added value. Corporate bonds issued by banks, real estate investment trusts and insurance companies, along with long-term government-agency mortgage-backed securities, was beneficial.
•      As of September 30, the Funds were overweight U.S. stocks, slightly underweight international developed-market equities and marginally overweight emerging-markets stocks. Exposure to investment-grade bonds and cash remained below the portfolios' target weightings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through September 30, 2024. Initial investment of $10,000. Class Z $10,000 $10,501 $11,351 $12,537 $10,821 $11,480 $13,348 Fidelity Asset Manager 30% Composite Index℠ $10,000 $10,650 $11,462 $12,368 $10,718 $11,506 $13,348 Bloomberg U.S. Aggregate Bond Index $10,000 $11,027 $11,797 $11,692 $9,985 $10,049 $11,212 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 16.27% 4.92% 4.93% Fidelity Asset Manager 30% Composite Index℠ 16.01% 4.62% 4.93% Bloomberg U.S. Aggregate Bond Index 11.57% 0.33% 1.92% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,050,130,139
Holdings Count | shares	29
Advisory Fees Paid, Amount	$ 8,811,305
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,050,130,139
Number of Holdings	29
Total Advisory Fee	$8,811,305
Portfolio Turnover	19%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 28.3 AAA 4.5 AA 0.3 A 3.4 BBB 9.3 BB 1.4 B 1.1 CCC,CC,C 0.2 D 0.0 Not Rated 2.1 Equities 44.6 Short-Term Investments and Net Other Assets (Liabilities) 4.8 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bonds 51.1 Equities 44.1 Short-Term Investments and Net Other Assets (Liabilities) 4.8 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 15.1 US Treasury Bonds 5.2 Fidelity Low Duration Bond ETF 5.0 Fannie Mae Mortgage pass-thru certificates 2.7 Ginnie Mae II Pool 2.1 Freddie Mac Gold Pool 1.9 Microsoft Corp 1.5 Fidelity Hedged Equity ETF 1.3 Apple Inc 1.1 NVIDIA Corp 1.1 37.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Health Savings Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Health Savings Index Fund
Class Name	Fidelity® Health Savings Index Fund
Trading Symbol	FHSNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Health Savings Index Fund for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Health Savings Index Fund	$ 11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•Within this environment, asset class positioning contributed to the fund's performance versus the Composite index, whereas security selection modestly detracted.
•The Fund's core equity allocation strategy contributed to relative performance, driven by outsized exposure to international developed- and emerging-markets stocks. The portfolio's equal-weight positioning in U.S. equities had a neutral effect versus the Composite index. Small, out-of-benchmark allocations to real estate investment trusts and commodities did not have a material impact on relative performance the past year.
•The fund's fixed-income positioning slightly weighed on performance compared with the index. Here, an underweight in investment-grade bonds in favor of higher-risk fixed income categories was beneficial. In contrast, an overweight allocation to Treasury Inflation-Protected Securities and an out-of-benchmark cash stake detracted from the portfolio's relative return.
•As for security selection, the fund's U.S. equity and non-U.S. investment-grade bond investments were the biggest relative detractors this period. On the plus side, investment choices among international developed- and emerging-markets stocks, as well as U.S. investment-grade bonds, was beneficial.
•As of September 30, the fund was overweight international developed-market and emerging-markets equities, with a slight overweight in U.S. stocks. Exposure to investment-grade and long-term U.S. Treasurys stayed below the portfolio's target weightings, while the allocation to TIPS remained above.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE March 2, 2020 through September 30, 2024. Initial investment of $10,000. Fidelity® Health Savings Index Fund $10,000 $10,458 $11,293 $9,462 $9,963 Fidelity Health Savings Composite Index℠ $10,000 $10,435 $11,259 $9,770 $10,487 Fidelity Health Savings Extended Composite Index℠ $10,000 $10,428 $11,209 $9,389 $10,016 Bloomberg U.S. Aggregate Bond Index $10,000 $10,278 $10,186 $8,699 $8,755 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Health Savings Index Fund 17.46% 3.49% Fidelity Health Savings Composite Index℠ 16.27% 4.42% Fidelity Health Savings Extended Composite Index℠ 17.35% 3.59% Bloomberg U.S. Aggregate Bond Index 11.57% -0.51% A From March 2, 2020 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Mar. 02, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 28,519,488
Holdings Count | shares	11
Advisory Fees Paid, Amount	$ 26,569
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$28,519,488
Number of Holdings	11
Total Advisory Fee	$26,569
Portfolio Turnover	25%

Holdings [Text Block]	Bonds 65.5 Equities 34.4 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity International Bond Index Fund 21.0 Fidelity Total Market Index Fund 18.9 Fidelity U.S. Bond Index Fund 16.0 US Treasury Notes 11.9 Fidelity International Index Fund 10.6 iShares JP Morgan USD Emerging Markets Bond ETF 9.1 Fidelity Long-Term Treasury Bond Index Fund 5.8 Fidelity Emerging Markets Index Fund 4.7 US Treasury Bonds 1.5 Fidelity Commodity Strategy Fund 0.2 99.7
Fidelity Advisor Sustainable Multi-Asset Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Multi-Asset Fund
Class Name	Fidelity Advisor® Sustainable Multi-Asset Fund Class I
Trading Symbol	FYMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Multi-Asset Fund for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 6	0.05%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•Against this backdrop, U.S. equities (+36%) and non-U.S. equities (+27%) were the top-performing asset classes the past 12 months. Long-term Treasurys (+15%) also performed well in absolute terms, as did U.S. investment-grade bonds (+11%).
•Conversely, short-term debt securities (+6%) was the worst-performing asset category this period.
•The fund's performance relative to its composite index was boosted by underlying investment performance, along with active asset allocation positioning.
•In terms of investment performance, the fund's holdings in non-U.S. developed-markets equity funds contributed most, especially an investment in Fidelity Sustainable International Equity Fund (+29.95%), which outperformed its benchmark, the MSCI World ex USA ESG Leaders Index (+25.68%).
•Conversely, investments in U.S. equities detracted from the fund's relative result. Most notable was an investment in Fidelity U.S. Sustainability Index Fund (+36.12%), which trailed its benchmark, the MSCI USA ESG Leaders Index (+36.43%).
•Investments in emerging-markets equities also hurt. In particular, Fidelity Sustainable Emerging Markets Fund gained 24.86% the past 12 months, trailing the 29.65% advance of the MSCI EM ESG Leaders Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 10, 2022 through September 30, 2024. Initial investment of $10,000. Class I $10,000 $7,800 $8,885 Sustainable Multi Asset Composite Index $10,000 $7,960 $9,174 S&P 500® Index $10,000 $8,045 $9,784 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class I 26.26% 4.45% Sustainable Multi Asset Composite Index 26.20% 5.71% S&P 500® Index 36.35% 11.54% A From February 10, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Feb. 10, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 27,635,877
Holdings Count | shares	9
Advisory Fees Paid, Amount	$ 20,509
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$27,635,877
Number of Holdings	9
Total Advisory Fee	$20,509
Portfolio Turnover	38%

Holdings [Text Block]	Domestic Equity Funds 41.5 International Equity Funds 33.9 Bond Funds 23.3 Short-Term Funds 1.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity U.S. Sustainability Index Fund 29.0 Fidelity Sustainable International Equity Fund 14.7 Fidelity International Sustainability Index Fund 13.7 Fidelity Sustainable Core Plus Bond Fund 13.1 Fidelity Sustainable U.S. Equity ETF 12.5 Fidelity Inflation-Protected Bond Index Fund 7.5 Fidelity Sustainable Emerging Markets Equity Fund 5.5 Fidelity Long-Term Treasury Bond Index Fund 2.7 Fidelity Sustainable Low Duration Bond Fund 1.3 100.0
Fidelity Advisor Asset Manager 30% - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 30%
Class Name	Fidelity Advisor Asset Manager® 30% Class I
Trading Symbol	FTINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Asset Manager® 30% for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 57	0.53%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•      For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•      Within this environment, asset class positioning contributed to the Funds' performance versus the Composite indexes, whereas security selection detracted.
•      The portfolios' core equity allocation strategy contributed to relative returns, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added value, as did a small, out-of-benchmark allocation to real estate investment trusts. In contrast, modest non-index exposure to commodity-related securities weighed on the portfolios' relative results.
•      The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk fixed income categories was advantageous.
•      In terms of security selection, picks among U.S. equities pressured relative performance the past year. Subpar investment choices in the information technology sector - particularly among software & services companies - detracted the most.
•      Stock selection among international developed-market stocks, on the other hand, aided the Funds' relative returns. Picks in Japan and the U.K., along with favorable overall positioning in continental European markets, helped the most. Conversely, a notable underweight in the Asia Pacific ex Japan region and positioning in Canada modestly detracted.
•      Security selection among investment-grade bonds also added value. Corporate bonds issued by banks, real estate investment trusts and insurance companies, along with long-term government-agency mortgage-backed securities, was beneficial.
•      As of September 30, the Funds were overweight U.S. stocks, slightly underweight international developed-market equities and marginally overweight emerging-markets stocks. Exposure to investment-grade bonds and cash remained below the portfolios' target weightings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2014 through September 30, 2024. Initial investment of $10,000. Class I $10,000 $9,954 $10,731 $11,409 $11,826 $12,394 $13,385 $14,778 $12,746 $13,523 $15,689 Fidelity Asset Manager 30% Composite Index℠ $10,000 $10,070 $10,748 $11,353 $11,744 $12,500 $13,454 $14,517 $12,581 $13,505 $15,668 Bloomberg U.S. Aggregate Bond Index $10,000 $10,294 $10,829 $10,836 $10,705 $11,807 $12,632 $12,518 $10,691 $10,760 $12,004 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 16.02% 4.83% 4.61% Fidelity Asset Manager 30% Composite Index℠ 16.01% 4.62% 4.59% Bloomberg U.S. Aggregate Bond Index 11.57% 0.33% 1.84% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,050,130,139
Holdings Count | shares	29
Advisory Fees Paid, Amount	$ 8,811,305
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,050,130,139
Number of Holdings	29
Total Advisory Fee	$8,811,305
Portfolio Turnover	19%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 28.3 AAA 4.5 AA 0.3 A 3.4 BBB 9.3 BB 1.4 B 1.1 CCC,CC,C 0.2 D 0.0 Not Rated 2.1 Equities 44.6 Short-Term Investments and Net Other Assets (Liabilities) 4.8 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bonds 51.1 Equities 44.1 Short-Term Investments and Net Other Assets (Liabilities) 4.8 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 15.1 US Treasury Bonds 5.2 Fidelity Low Duration Bond ETF 5.0 Fannie Mae Mortgage pass-thru certificates 2.7 Ginnie Mae II Pool 2.1 Freddie Mac Gold Pool 1.9 Microsoft Corp 1.5 Fidelity Hedged Equity ETF 1.3 Apple Inc 1.1 NVIDIA Corp 1.1 37.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Asset Manager 50% - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 50%
Class Name	Fidelity Advisor Asset Manager® 50% Class I
Trading Symbol	FFIMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Asset Manager® 50% for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 65	0.59%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•      For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•      Within this environment, asset class positioning contributed to the Funds' performance versus the Composite indexes, whereas security selection detracted.
•      The portfolios' core equity allocation strategy contributed to relative returns, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added value, as did a small, out-of-benchmark allocation to real estate investment trusts. In contrast, modest non-index exposure to commodity-related securities weighed on the portfolios' relative results.
•      The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk fixed income categories was advantageous.
•      In terms of security selection, picks among U.S. equities pressured relative performance the past year. Subpar investment choices in the information technology sector - particularly among software & services companies - detracted the most.
•      Stock selection among international developed-market stocks, on the other hand, aided the Funds' relative returns. Picks in Japan and the U.K., along with favorable overall positioning in continental European markets, helped the most. Conversely, a notable underweight in the Asia Pacific ex Japan region and positioning in Canada modestly detracted.
•      Security selection among investment-grade bonds also added value. Corporate bonds issued by banks, real estate investment trusts and insurance companies, along with long-term government-agency mortgage-backed securities, was beneficial.
•      As of September 30, the Funds were overweight U.S. stocks, slightly underweight international developed-market equities and marginally overweight emerging-markets stocks. Exposure to investment-grade bonds and cash remained below the portfolios' target weightings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2014 through September 30, 2024. Initial investment of $10,000. Class I $10,000 $9,850 $10,789 $11,886 $12,601 $13,021 $14,387 $16,732 $13,922 $15,262 $18,354 Fidelity Asset Manager 50% Composite Index℠ $10,000 $9,983 $10,870 $11,882 $12,587 $13,288 $14,511 $16,513 $13,882 $15,395 $18,555 S&P 500® Index $10,000 $9,939 $11,472 $13,607 $16,044 $16,727 $19,260 $25,040 $21,165 $25,741 $35,098 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 20.26% 7.11% 6.26% Fidelity Asset Manager 50% Composite Index℠ 20.52% 6.91% 6.38% S&P 500® Index 36.35% 15.98% 13.38% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 9,809,287,225
Holdings Count | shares	30
Advisory Fees Paid, Amount	$ 46,298,318
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$9,809,287,225
Number of Holdings	30
Total Advisory Fee	$46,298,318
Portfolio Turnover	12%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 21.6 AAA 3.0 AA 0.4 A 2.4 BBB 7.4 BB 1.2 B 1.0 CCC,CC,C 0.1 D 0.0 Not Rated 1.7 Equities 59.7 Short-Term Investments and Net Other Assets (Liabilities) 1.5 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Equities 58.7 Bonds 39.8 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 11.6 US Treasury Bonds 4.0 Microsoft Corp 2.5 Fannie Mae Mortgage pass-thru certificates 1.9 Apple Inc 1.7 Ginnie Mae II Pool 1.6 NVIDIA Corp 1.6 Freddie Mac Gold Pool 1.4 Amazon.com Inc 1.4 Fidelity Hedged Equity ETF 1.3 29.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Asset Manager 85% - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 85%
Class Name	Fidelity Advisor Asset Manager® 85% Class Z
Trading Symbol	FIQCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Asset Manager® 85% for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 64	0.57%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•      For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•      Within this environment, asset class positioning contributed to the Funds' performance versus the Composite indexes, whereas security selection detracted.
•      The portfolios' core equity allocation strategy contributed to relative returns, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added value, as did a small, out-of-benchmark allocation to real estate investment trusts. In contrast, modest non-index exposure to commodity-related securities weighed on the portfolios' relative results.
•      The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk fixed income categories was advantageous.
•      In terms of security selection, picks among U.S. equities pressured relative performance the past year. Subpar investment choices in the information technology sector - particularly among software & services companies - detracted the most.
•      Stock selection among international developed-market stocks, on the other hand, aided the Funds' relative returns. Picks in Japan and the U.K., along with favorable overall positioning in continental European markets, helped the most. Conversely, a notable underweight in the Asia Pacific ex Japan region and positioning in Canada modestly detracted.
•      Security selection among investment-grade bonds also added value. Corporate bonds issued by banks, real estate investment trusts and insurance companies, along with long-term government-agency mortgage-backed securities, was beneficial.
•      As of September 30, the Funds were overweight U.S. stocks, slightly underweight international developed-market equities and marginally overweight emerging-markets stocks. Exposure to investment-grade bonds and cash remained below the portfolios' target weightings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through September 30, 2024. Initial investment of $10,000. Class Z $10,000 $10,054 $11,412 $14,506 $11,502 $13,379 $17,039 Fidelity Asset Manager 85% Composite Index℠ $10,000 $10,338 $11,477 $14,322 $11,533 $13,561 $17,388 S&P 500® Index $10,000 $10,391 $11,965 $15,556 $13,149 $15,991 $21,804 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 27.36% 11.13% 9.29% Fidelity Asset Manager 85% Composite Index℠ 28.22% 10.96% 9.66% S&P 500® Index 36.35% 15.98% 13.87% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,394,805,478
Holdings Count | shares	31
Advisory Fees Paid, Amount	$ 22,543,266
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$4,394,805,478
Number of Holdings	31
Total Advisory Fee	$22,543,266
Portfolio Turnover	16%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 6.7 AAA 0.8 AA 0.0 A 0.5 BBB 2.3 BB 0.3 B 0.1 CCC,CC,C 0.0 D 0.0 Not Rated 0.8 Equities 86.7 Short-Term Investments and Net Other Assets (Liabilities) 1.8 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 19.5 Financials 14.7 Industrials 10.4 Health Care 9.4 Consumer Discretionary 9.0 Communication Services 5.7 Consumer Staples 4.6 Materials 3.6 Energy 2.6 Real Estate 1.9 Utilities 1.8 Equities 85.7 Bonds 12.5 Short-Term Investments and Net Other Assets (Liabilities) 1.8 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 4.0 Microsoft Corp 3.5 Apple Inc 2.5 NVIDIA Corp 2.2 Amazon.com Inc 2.0 Alphabet Inc Class A 1.7 Meta Platforms Inc Class A 1.4 Taiwan Semiconductor Manufacturing Co Ltd 1.3 Fidelity Hedged Equity ETF 1.2 US Treasury Bonds 1.2 21.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Asset Manager 70% - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 70%
Class Name	Fidelity Advisor Asset Manager® 70% Class C
Trading Symbol	FCASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Asset Manager® 70% for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 186	1.67%

Expenses Paid, Amount	$ 186
Expense Ratio, Percent	1.67%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•      For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•      Within this environment, asset class positioning contributed to the Funds' performance versus the Composite indexes, whereas security selection detracted.
•      The portfolios' core equity allocation strategy contributed to relative returns, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added value, as did a small, out-of-benchmark allocation to real estate investment trusts. In contrast, modest non-index exposure to commodity-related securities weighed on the portfolios' relative results.
•      The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk fixed income categories was advantageous.
•      In terms of security selection, picks among U.S. equities pressured relative performance the past year. Subpar investment choices in the information technology sector - particularly among software & services companies - detracted the most.
•      Stock selection among international developed-market stocks, on the other hand, aided the Funds' relative returns. Picks in Japan and the U.K., along with favorable overall positioning in continental European markets, helped the most. Conversely, a notable underweight in the Asia Pacific ex Japan region and positioning in Canada modestly detracted.
•      Security selection among investment-grade bonds also added value. Corporate bonds issued by banks, real estate investment trusts and insurance companies, along with long-term government-agency mortgage-backed securities, was beneficial.
•      As of September 30, the Funds were overweight U.S. stocks, slightly underweight international developed-market equities and marginally overweight emerging-markets stocks. Exposure to investment-grade bonds and cash remained below the portfolios' target weightings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2014 through September 30, 2024. Initial investment of $10,000. Class C $10,000 $9,631 $10,573 $11,948 $12,839 $12,893 $14,308 $17,330 $13,891 $15,714 $19,445 Fidelity Asset Manager 70% Composite Index℠ $10,000 $9,878 $10,939 $12,375 $13,439 $14,002 $15,436 $18,521 $15,214 $17,456 $21,791 S&P 500® Index $10,000 $9,939 $11,472 $13,607 $16,044 $16,727 $19,260 $25,040 $21,165 $25,741 $35,098 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 21.78% 8.23% 6.88% Class C 22.78% 8.23% 6.88% Fidelity Asset Manager 70% Composite Index℠ 24.83% 9.25% 8.10% S&P 500® Index 36.35% 15.98% 13.38% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,946,811,467
Holdings Count | shares	29
Advisory Fees Paid, Amount	$ 36,589,346
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$6,946,811,467
Number of Holdings	29
Total Advisory Fee	$36,589,346
Portfolio Turnover	14%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 12.8 AAA 1.6 AA 0.1 A 1.3 BBB 4.2 BB 0.9 B 1.0 CCC,CC,C 0.1 D 0.0 Not Rated 1.1 Equities 75.8 Short-Term Investments and Net Other Assets (Liabilities) 1.1 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 17.2 Financials 12.5 Industrials 9.1 Health Care 8.0 Consumer Discretionary 8.0 Communication Services 5.0 Consumer Staples 3.8 Materials 3.0 Energy 2.4 Real Estate 1.7 Utilities 1.6 Equities 74.8 Bonds 24.1 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 7.2 Microsoft Corp 3.1 US Treasury Bonds 2.3 Apple Inc 2.2 NVIDIA Corp 1.9 Amazon.com Inc 1.8 Alphabet Inc Class A 1.6 Fidelity Hedged Equity ETF 1.3 Meta Platforms Inc Class A 1.3 Taiwan Semiconductor Manufacturing Co Ltd 1.1 23.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Asset Manager 85% - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 85%
Class Name	Fidelity Advisor Asset Manager® 85% Class A
Trading Symbol	FEYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Asset Manager® 85% for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 106	0.94%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•      For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•      Within this environment, asset class positioning contributed to the Funds' performance versus the Composite indexes, whereas security selection detracted.
•      The portfolios' core equity allocation strategy contributed to relative returns, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added value, as did a small, out-of-benchmark allocation to real estate investment trusts. In contrast, modest non-index exposure to commodity-related securities weighed on the portfolios' relative results.
•      The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk fixed income categories was advantageous.
•      In terms of security selection, picks among U.S. equities pressured relative performance the past year. Subpar investment choices in the information technology sector - particularly among software & services companies - detracted the most.
•      Stock selection among international developed-market stocks, on the other hand, aided the Funds' relative returns. Picks in Japan and the U.K., along with favorable overall positioning in continental European markets, helped the most. Conversely, a notable underweight in the Asia Pacific ex Japan region and positioning in Canada modestly detracted.
•      Security selection among investment-grade bonds also added value. Corporate bonds issued by banks, real estate investment trusts and insurance companies, along with long-term government-agency mortgage-backed securities, was beneficial.
•      As of September 30, the Funds were overweight U.S. stocks, slightly underweight international developed-market equities and marginally overweight emerging-markets stocks. Exposure to investment-grade bonds and cash remained below the portfolios' target weightings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2014 through September 30, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,061 $10,114 $11,816 $13,033 $13,018 $14,725 $18,639 $14,725 $17,072 $21,652 Fidelity Asset Manager 85% Composite Index℠ $10,000 $9,804 $10,999 $12,766 $14,127 $14,576 $16,182 $20,194 $16,262 $19,121 $24,517 S&P 500® Index $10,000 $9,939 $11,472 $13,607 $16,044 $16,727 $19,260 $25,040 $21,165 $25,741 $35,098 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 19.53% 9.41% 8.03% Class A (without 5.75% sales charge) 26.82% 10.71% 8.67% Fidelity Asset Manager 85% Composite Index℠ 28.22% 10.96% 9.38% S&P 500® Index 36.35% 15.98% 13.38% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,394,805,478
Holdings Count | shares	31
Advisory Fees Paid, Amount	$ 22,543,266
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$4,394,805,478
Number of Holdings	31
Total Advisory Fee	$22,543,266
Portfolio Turnover	16%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 6.7 AAA 0.8 AA 0.0 A 0.5 BBB 2.3 BB 0.3 B 0.1 CCC,CC,C 0.0 D 0.0 Not Rated 0.8 Equities 86.7 Short-Term Investments and Net Other Assets (Liabilities) 1.8 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 19.5 Financials 14.7 Industrials 10.4 Health Care 9.4 Consumer Discretionary 9.0 Communication Services 5.7 Consumer Staples 4.6 Materials 3.6 Energy 2.6 Real Estate 1.9 Utilities 1.8 Equities 85.7 Bonds 12.5 Short-Term Investments and Net Other Assets (Liabilities) 1.8 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 4.0 Microsoft Corp 3.5 Apple Inc 2.5 NVIDIA Corp 2.2 Amazon.com Inc 2.0 Alphabet Inc Class A 1.7 Meta Platforms Inc Class A 1.4 Taiwan Semiconductor Manufacturing Co Ltd 1.3 Fidelity Hedged Equity ETF 1.2 US Treasury Bonds 1.2 21.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Sustainable Multi-Asset Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Multi-Asset Fund
Class Name	Fidelity Advisor® Sustainable Multi-Asset Fund Class C
Trading Symbol	FYMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable Multi-Asset Fund for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 118	1.05%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•Against this backdrop, U.S. equities (+36%) and non-U.S. equities (+27%) were the top-performing asset classes the past 12 months. Long-term Treasurys (+15%) also performed well in absolute terms, as did U.S. investment-grade bonds (+11%).
•Conversely, short-term debt securities (+6%) was the worst-performing asset category this period.
•The fund's performance relative to its composite index was boosted by underlying investment performance, along with active asset allocation positioning.
•In terms of investment performance, the fund's holdings in non-U.S. developed-markets equity funds contributed most, especially an investment in Fidelity Sustainable International Equity Fund (+29.95%), which outperformed its benchmark, the MSCI World ex USA ESG Leaders Index (+25.68%).
•Conversely, investments in U.S. equities detracted from the fund's relative result. Most notable was an investment in Fidelity U.S. Sustainability Index Fund (+36.12%), which trailed its benchmark, the MSCI USA ESG Leaders Index (+36.43%).
•Investments in emerging-markets equities also hurt. In particular, Fidelity Sustainable Emerging Markets Fund gained 24.86% the past 12 months, trailing the 29.65% advance of the MSCI EM ESG Leaders Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 10, 2022 through September 30, 2024. Initial investment of $10,000. Class C $10,000 $7,750 $8,742 Sustainable Multi Asset Composite Index $10,000 $7,960 $9,174 S&P 500® Index $10,000 $8,045 $9,784 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class C (incl. contingent deferred sales charge) 24.01% 3.42% Class C 25.01% 3.42% Sustainable Multi Asset Composite Index 26.20% 5.71% S&P 500® Index 36.35% 11.54% A From February 10, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Feb. 10, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 27,635,877
Holdings Count | shares	9
Advisory Fees Paid, Amount	$ 20,509
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$27,635,877
Number of Holdings	9
Total Advisory Fee	$20,509
Portfolio Turnover	38%

Holdings [Text Block]	Domestic Equity Funds 41.5 International Equity Funds 33.9 Bond Funds 23.3 Short-Term Funds 1.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity U.S. Sustainability Index Fund 29.0 Fidelity Sustainable International Equity Fund 14.7 Fidelity International Sustainability Index Fund 13.7 Fidelity Sustainable Core Plus Bond Fund 13.1 Fidelity Sustainable U.S. Equity ETF 12.5 Fidelity Inflation-Protected Bond Index Fund 7.5 Fidelity Sustainable Emerging Markets Equity Fund 5.5 Fidelity Long-Term Treasury Bond Index Fund 2.7 Fidelity Sustainable Low Duration Bond Fund 1.3 100.0
Fidelity Advisor Asset Manager 40% - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 40%
Class Name	Fidelity Advisor Asset Manager® 40% Class M
Trading Symbol	FFNTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Asset Manager® 40% for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 113	1.04%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•      For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•      Within this environment, asset class positioning contributed to the Funds' performance versus the Composite indexes, whereas security selection detracted.
•      The portfolios' core equity allocation strategy contributed to relative returns, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added value, as did a small, out-of-benchmark allocation to real estate investment trusts. In contrast, modest non-index exposure to commodity-related securities weighed on the portfolios' relative results.
•      The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk fixed income categories was advantageous.
•      In terms of security selection, picks among U.S. equities pressured relative performance the past year. Subpar investment choices in the information technology sector - particularly among software & services companies - detracted the most.
•      Stock selection among international developed-market stocks, on the other hand, aided the Funds' relative returns. Picks in Japan and the U.K., along with favorable overall positioning in continental European markets, helped the most. Conversely, a notable underweight in the Asia Pacific ex Japan region and positioning in Canada modestly detracted.
•      Security selection among investment-grade bonds also added value. Corporate bonds issued by banks, real estate investment trusts and insurance companies, along with long-term government-agency mortgage-backed securities, was beneficial.
•      As of September 30, the Funds were overweight U.S. stocks, slightly underweight international developed-market equities and marginally overweight emerging-markets stocks. Exposure to investment-grade bonds and cash remained below the portfolios' target weightings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2014 through September 30, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,510 $10,282 $11,079 $11,561 $11,978 $13,031 $14,700 $12,402 $13,305 $15,653 Fidelity Asset Manager 40% Composite Index℠ $10,000 $10,027 $10,811 $11,616 $12,161 $12,893 $13,981 $15,494 $13,227 $14,434 $17,068 Bloomberg U.S. Aggregate Bond Index $10,000 $10,294 $10,829 $10,836 $10,705 $11,807 $12,632 $12,518 $10,691 $10,760 $12,004 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 13.53% 4.75% 4.58% Class M (without 3.50% sales charge) 17.65% 5.50% 4.96% Fidelity Asset Manager 40% Composite Index℠ 18.25% 5.77% 5.49% Bloomberg U.S. Aggregate Bond Index 11.57% 0.33% 1.84% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,315,956,692
Holdings Count | shares	28
Advisory Fees Paid, Amount	$ 9,837,030
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,315,956,692
Number of Holdings	28
Total Advisory Fee	$9,837,030
Portfolio Turnover	13%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 25.3 AAA 3.9 AA 0.2 A 2.8 BBB 8.5 BB 1.3 B 1.1 CCC,CC,C 0.2 D 0.0 Not Rated 2.0 Equities 49.5 Short-Term Investments and Net Other Assets (Liabilities) 5.2 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Equities 49.0 Bonds 45.8 Short-Term Investments and Net Other Assets (Liabilities) 5.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 13.5 US Treasury Bonds 4.7 Fannie Mae Mortgage pass-thru certificates 2.3 Microsoft Corp 2.1 Ginnie Mae II Pool 1.9 Freddie Mac Gold Pool 1.7 Apple Inc 1.4 NVIDIA Corp 1.4 Fidelity Hedged Equity ETF 1.3 Amazon.com Inc 1.2 31.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Asset Manager 30% - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 30%
Class Name	Fidelity Advisor Asset Manager® 30% Class A
Trading Symbol	FTAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Asset Manager® 30% for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 85	0.78%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•      For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•      Within this environment, asset class positioning contributed to the Funds' performance versus the Composite indexes, whereas security selection detracted.
•      The portfolios' core equity allocation strategy contributed to relative returns, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added value, as did a small, out-of-benchmark allocation to real estate investment trusts. In contrast, modest non-index exposure to commodity-related securities weighed on the portfolios' relative results.
•      The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk fixed income categories was advantageous.
•      In terms of security selection, picks among U.S. equities pressured relative performance the past year. Subpar investment choices in the information technology sector - particularly among software & services companies - detracted the most.
•      Stock selection among international developed-market stocks, on the other hand, aided the Funds' relative returns. Picks in Japan and the U.K., along with favorable overall positioning in continental European markets, helped the most. Conversely, a notable underweight in the Asia Pacific ex Japan region and positioning in Canada modestly detracted.
•      Security selection among investment-grade bonds also added value. Corporate bonds issued by banks, real estate investment trusts and insurance companies, along with long-term government-agency mortgage-backed securities, was beneficial.
•      As of September 30, the Funds were overweight U.S. stocks, slightly underweight international developed-market equities and marginally overweight emerging-markets stocks. Exposure to investment-grade bonds and cash remained below the portfolios' target weightings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2014 through September 30, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,351 $10,063 $10,673 $11,035 $11,536 $12,439 $13,681 $11,780 $12,456 $14,429 Fidelity Asset Manager 30% Composite Index℠ $10,000 $10,070 $10,748 $11,353 $11,744 $12,500 $13,454 $14,517 $12,581 $13,505 $15,668 Bloomberg U.S. Aggregate Bond Index $10,000 $10,294 $10,829 $10,836 $10,705 $11,807 $12,632 $12,518 $10,691 $10,760 $12,004 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 9.18% 3.35% 3.73% Class A (without 5.75% sales charge) 15.84% 4.58% 4.35% Fidelity Asset Manager 30% Composite Index℠ 16.01% 4.62% 4.59% Bloomberg U.S. Aggregate Bond Index 11.57% 0.33% 1.84% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,050,130,139
Holdings Count | shares	29
Advisory Fees Paid, Amount	$ 8,811,305
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$2,050,130,139
Number of Holdings	29
Total Advisory Fee	$8,811,305
Portfolio Turnover	19%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 28.3 AAA 4.5 AA 0.3 A 3.4 BBB 9.3 BB 1.4 B 1.1 CCC,CC,C 0.2 D 0.0 Not Rated 2.1 Equities 44.6 Short-Term Investments and Net Other Assets (Liabilities) 4.8 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bonds 51.1 Equities 44.1 Short-Term Investments and Net Other Assets (Liabilities) 4.8 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 15.1 US Treasury Bonds 5.2 Fidelity Low Duration Bond ETF 5.0 Fannie Mae Mortgage pass-thru certificates 2.7 Ginnie Mae II Pool 2.1 Freddie Mac Gold Pool 1.9 Microsoft Corp 1.5 Fidelity Hedged Equity ETF 1.3 Apple Inc 1.1 NVIDIA Corp 1.1 37.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Growth Allocation Fund
Shareholder Report [Line Items]
Fund Name	Growth Allocation Fund
Class Name	Growth Allocation Fund
Trading Symbol	FRGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Growth Allocation Fund for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Growth Allocation Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•For the period, each of the portfolios' major asset classes - domestic equities, international stocks, U.S. investment-grade bonds and short-term debt - generated positive performance.
•The Dow Jones U.S. Total Stock Market Index rose 35.24%, driven higher by the growth-oriented information technology (+50%) and communication services (+41%) sectors. Within the index, interest-rate-sensitive stocks also fared quite well, including utilities (+41%) and financials (+39%). On the other hand, energy (+0.1%), health care (+22%), consumer staples and materials (+25% each), underperformed the broader equity market.
•Outside the U.S., stock market performance on the whole was quite strong, as measured by the 25.27% increase in the MSCI ACWI ex USA Index (Net MA). Developed-market economies in the Asia Pacific Japan region and Canada (+28% each) led the way, followed by Europe ex U.K. (+27%) and the Netherlands (+39%), in particular. In contrast, the U.K. (24%) and Japan (+22%) lagged by comparison. Emerging-markets (+27%) produced robust returns as well - especially Taiwan (+53%) - whereas on the other end of the spectrum, Mexico (-3%) and Brazil (+3%) were unable to keep pace. Other major EM economies, China (+24%) modestly underperformed, while Indian (+41%) equities produced more robust gains.
•As it relates to U.S. investment-grade bonds, the Bloomberg U.S. Aggregate Bond Index rose 11.57%, helped by notable gains during the summer months as the bond market priced in anticipated interest-rate reductions by the U.S. Federal Reserve - which finally began with a 50-basis-point cut on September 18. The full 12-month period was marked by high volatility. Policy action by the U.S. central bank also was a factor driving the performance of short-term bonds (+8.10%), as measured by the Bloomberg U.S. 1-5 Year Government/Credit Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 9, 2022 through September 30, 2024. Initial investment of $10,000. Growth Allocation Fund $10,000 $8,070 $9,245 Growth Allocation Composite Index℠ $10,000 $8,072 $9,247 S&P 500® Index $10,000 $7,900 $9,608 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Growth Allocation Fund 25.50% 5.79% Growth Allocation Composite Index℠ 25.57% 5.82% S&P 500® Index 36.35% 10.77% A From February 9, 2022 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Feb. 09, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,085,476
Holdings Count | shares	4
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$1,085,476
Number of Holdings	4
Total Advisory Fee	$0
Portfolio Turnover	7%

Holdings [Text Block]	Domestic Equity Funds 49.1 Bond Funds 25.0 International Equity Funds 20.9 Short-Term Funds 5.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Total Market Index Fund 49.1 Fidelity U.S. Bond Index Fund 25.0 Fidelity Total International Index Fund 20.9 Fidelity Short-Term Bond Index Fund 5.0 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Asset Manager 20% - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 20%
Class Name	Fidelity Advisor Asset Manager® 20% Class I
Trading Symbol	FTIWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Asset Manager® 20% for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 54	0.51%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•For the 12 months ending September 30, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite ongoing geopolitical risk.
•Within this environment, asset class positioning contributed to the Funds' performance versus the Composite indexes, whereas security selection detracted.
•The portfolios' core equity allocation strategy contributed to relative returns, led by an overweight among U.S. stocks. Equal-weight positioning in international developed- and emerging-markets equities also added value, as did a small, out-of-benchmark allocation to real estate investment trusts. In contrast, modest non-index exposure to commodity-related securities weighed on the portfolios' relative results.
•The Funds' fixed-income positioning also was beneficial from a relative performance standpoint. Here, an underweight in investment-grade bonds and cash, in favor of higher-risk fixed income categories was advantageous.
•In terms of security selection, picks among U.S. equities pressured relative performance the past year. Subpar investment choices in the information technology sector - particularly among software & services companies - detracted the most.
•Stock selection among international developed-market stocks, on the other hand, aided the Funds' relative returns. Picks in Japan and the U.K., along with favorable overall positioning in continental European markets, helped the most. Conversely, a notable underweight in the Asia Pacific ex Japan region and positioning in Canada modestly detracted.
•Security selection among investment-grade bonds also added value. Corporate bonds issued by banks, real estate investment trusts and insurance companies, along with long-term government-agency mortgage-backed securities, was beneficial.
•As of September 30, the Funds were overweight U.S. stocks, slightly underweight international developed-market equities and marginally overweight emerging-markets stocks. Exposure to investment-grade bonds and cash remained below the portfolios' target weightings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2014 through September 30, 2024. Initial investment of $10,000. Class I $10,000 $9,992 $10,648 $11,111 $11,397 $11,986 $12,737 $13,651 $12,086 $12,609 $14,343 Fidelity Asset Manager 20% Composite Index℠ $10,000 $10,098 $10,643 $11,053 $11,313 $12,040 $12,819 $13,471 $11,947 $12,640 $14,345 Bloomberg U.S. Aggregate Bond Index $10,000 $10,294 $10,829 $10,836 $10,705 $11,807 $12,632 $12,518 $10,691 $10,760 $12,004 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 13.76% 3.66% 3.67% Fidelity Asset Manager 20% Composite Index℠ 13.49% 3.57% 3.67% Bloomberg U.S. Aggregate Bond Index 11.57% 0.33% 1.84% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,381,662,065
Holdings Count | shares	30
Advisory Fees Paid, Amount	$ 22,766,476
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$5,381,662,065
Number of Holdings	30
Total Advisory Fee	$22,766,476
Portfolio Turnover	24%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 28.4 AAA 4.5 AA 0.3 A 3.4 BBB 9.3 BB 1.4 B 1.1 CCC,CC,C 0.2 D 0.0 Not Rated 2.1 Equities 34.9 Short-Term Investments and Net Other Assets (Liabilities) 14.4 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bonds 51.2 Equities 34.4 Short-Term Investments and Net Other Assets (Liabilities) 14.4 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 15.2 US Treasury Bonds 5.2 Fidelity Low Duration Bond ETF 5.0 Fannie Mae Mortgage pass-thru certificates 2.7 Ginnie Mae II Pool 2.1 Freddie Mac Gold Pool 1.9 Fidelity Hedged Equity ETF 1.3 Microsoft Corp 1.3 Uniform Mortgage Backed Securities 1.0 Apple Inc 0.8 36.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec